UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2015

1.967799.101
CMB-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 64.7%
	Principal Amount	Value
Alabama - 1.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 0.32%, tender 10/2/18 (a)	$3,000,000	$3,000,000
Series 2009 E, 1.65%, tender 3/20/17 (a)	350,000	353,794

TOTAL ALABAMA		3,353,794

Arizona - 2.6%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.25% 7/1/16	85,000	88,097
Series 2011, 3% 8/1/17	125,000	130,126
Series 2013 A, 4% 7/1/16	150,000	154,082
Series B, 4% 8/1/16	150,000	154,403
Arizona Ctfs. of Prtn.:
Series 2008 A:
4% 9/1/16 (FSA Insured)	350,000	361,603
4% 9/1/17 (FSA Insured)	145,000	154,041
5% 9/1/16 (FSA Insured)	225,000	234,493
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	162,251
5% 10/1/18 (FSA Insured)	140,000	156,054
Series 2013 A, 3% 10/1/17	100,000	103,989
Series 2013 B, 5% 10/1/16	635,000	664,058
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	500,000	543,210
Series 2007 A:
5% 1/1/16	835,000	844,377
5% 1/1/17	125,000	131,825
Series 2008 D, 5% 1/1/17	1,050,000	1,107,330
5% 1/1/19	175,000	184,667
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008:
4.375% 9/1/16	55,000	57,010
5.5% 9/1/16	120,000	125,605
Series 2013 A2, 5% 9/1/17	235,000	254,094
Arizona State Lottery Rev. Series 2010 A:
3% 7/1/16 (FSA Insured)	175,000	178,339
5% 7/1/16	125,000	129,228
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	396,684
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A, 5% 7/1/16	100,000	103,276
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 0.45%, tender 11/17/15 (a)	1,250,000	1,249,950
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/16	150,000	155,051
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/16	235,000	237,726
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,140
Univ. of Arizona Univ. Revs. Series 2008 A, 4% 6/1/16	100,000	102,441

TOTAL ARIZONA		8,219,150

California - 1.0%
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/16	350,000	356,573
Series 2014 A, 2% 10/1/15	155,000	155,000
4% 3/1/17	500,000	523,180
California State Univ. Rev. Series 2012 A, 4% 11/1/15	150,000	150,488
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2006 A, 1.375%, tender 4/2/18 (a)	325,000	326,550
Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (a)	785,000	814,799
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	103,559
Series 2015 A, 3% 3/1/18	500,000	521,395
Port of Oakland Rev. Series 2007 C, 5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,802

TOTAL CALIFORNIA		3,152,346

Colorado - 2.4%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	735,000	756,381
Bonds Series 2008 C2, 4%, tender 11/12/15 (a)	675,000	677,579
Series 2008 D1, 5% 10/1/16	75,000	78,180
Series 2009 A, 5% 7/1/16	575,000	593,532
Series 2011 A:
4% 2/1/16	150,000	151,541
5% 2/1/16	660,000	669,722
5% 2/1/17	175,000	184,312
5% 2/1/18	70,000	76,529
5.125% 10/1/17	50,000	54,196
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	390,000	411,083
5.125%, tender 11/16/15 (a)	275,000	289,867
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2015 A, 5% 6/1/19	2,000,000	2,271,760
Denver City & County Arpt. Rev.:
Series 2005 A:
5% 11/15/17 (XL Cap. Assurance, Inc. Insured)	195,000	196,008
5% 11/15/18 (XL Cap. Assurance, Inc. Insured)	100,000	100,520
Series 2011 A, 4% 11/15/17 (b)	50,000	53,354
Series 2011 B, 5% 11/15/16 (b)	250,000	262,018
Series 2012 A, 4% 11/15/17 (b)	75,000	80,030
Series 2012 B, 5% 11/15/16	350,000	367,227
Series 2013 A, 4% 11/15/15 (b)	400,000	401,760

TOTAL COLORADO		7,675,599

Connecticut - 1.1%
Connecticut Gen. Oblig.:
Series 2008 C, 4.1% 11/1/15	125,000	125,421
Series 2012 D, 0.79% 9/15/18 (a)	445,000	445,116
Series 2013 A, 0.57% 3/1/19 (a)	175,000	173,336
Series 2014 C, 5% 6/15/17	185,000	198,277
Series 2014 H, 5% 11/15/18	150,000	168,038
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	530,000	536,477
Series 2010 A2, 1.2%, tender 2/1/19 (a)	100,000	99,805
Series 2012 D, 5% 7/1/18	225,000	246,623
Series A:
4% 7/1/16	280,000	287,302
4% 7/1/17	200,000	211,170
Series N:
4% 7/1/17	90,000	95,027
5% 7/1/17	160,000	171,694
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2004 B, 5.25% 7/1/16	195,000	202,162
Series 2009 A, 5% 12/1/15	100,000	100,775
Series 2011 A, 5% 12/1/15	100,000	100,775
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	204,346

TOTAL CONNECTICUT		3,366,344

District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	165,000	167,038
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/15	125,000	125,980
District of Columbia Rev. (Hsg. Production Trust Fund-New Cmntys. Proj.) Series 2007 A, 5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	257,520
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2009 C, 5% 10/1/15	150,000	150,000
Series 2010 B:
5% 10/1/15 (b)	200,000	200,000
5% 10/1/16 (b)	410,000	427,884
Series 2012 A, 5% 10/1/18 (b)	200,000	222,184

TOTAL DISTRICT OF COLUMBIA		1,550,606

Florida - 6.7%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/15 (b)	200,000	200,000
Series 2012 Q2, 5% 10/1/15 (b)	150,000	150,000
Series 2013 B, 3% 10/1/15	285,000	285,000
5% 10/1/16	275,000	286,800
Broward County School Board Ctfs. of Prtn.:
Series 2004 A, 5.25% 7/1/16 (AMBAC Insured)	125,000	129,506
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	60,000	61,720
Series 2008 A, 5% 7/1/16 (FSA Insured)	75,000	77,565
Citizens Property Ins. Corp.:
Series 2007 A:
5% 3/1/16 (Escrowed to Maturity)	115,000	117,246
5% 3/1/17 (Escrowed to Maturity)	320,000	340,282
Series 2009 A1:
5.375% 6/1/16	415,000	428,475
5.5% 6/1/16 (Assured Guaranty Corp. Insured)	285,000	294,485
5.5% 6/1/17	1,310,000	1,410,136
6% 6/1/16	705,000	730,768
Series 2010 A1:
4% 6/1/17 (FSA Insured)	520,000	546,957
4.25% 6/1/17	1,055,000	1,114,017
5% 6/1/16	680,000	700,407
5% 6/1/16 (FSA Insured)	100,000	103,001
5% 6/1/17 (FSA Insured)	480,000	512,755
5.25% 6/1/17	1,355,000	1,453,956
Series 2011 A1, 5% 6/1/18	530,000	583,943
Series 2012 A1:
5% 6/1/16	175,000	180,252
5% 6/1/17	280,000	299,107
Series 2015 A2, 0.87% 6/1/18 (a)	1,000,000	1,000,000
5.25% 6/1/17 (FSA Insured)	410,000	439,659
Clearwater Wtr. and Swr. Rev. Series 2011, 4% 12/1/15	100,000	100,611
Florida Board of Ed. Lottery Rev. Series 2006 B, 5% 7/1/16 (AMBAC Insured)	265,000	274,347
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	65,000	67,595
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	266,168
5% 10/1/18	275,000	298,570
Florida Muni. Pwr. Agcy. Rev.:
(Stanton Proj.) Series 2008, 5% 10/1/16	100,000	104,535
Series 2008 A, 4% 10/1/15	415,000	415,000
Gainesville Utils. Sys. Rev. Series 2010 C, 5% 10/1/15	140,000	140,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	271,908
Series 2010 A, 4% 10/1/16	200,000	207,260
Series 2010 B, 4.25% 10/1/18 (b)	130,000	142,089
6% 10/1/17 (b)	60,000	66,081
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125%, tender 11/15/16	200,000	210,812
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2008 E, 5% 10/1/15	200,000	200,000
Series 2010 A, 4% 10/1/15	145,000	145,000
Series 2010 D, 4% 10/1/21	100,000	100,000
Series 2010 D1, 4% 10/1/15	200,000	200,000
Series 2012 B, 5% 10/1/15	100,000	100,000
JEA Saint Johns River Pwr. Park Sys. Rev.:
Series 23, 5% 10/1/15	100,000	100,000
Series 6, 5% 10/1/15	120,000	120,000
JEA Wtr. & Swr. Sys. Rev. Series 2013 A, 3% 10/1/15	100,000	100,000
Lake County School Board Ctfs. of Prtn.:
(The School Board of Lake County Florida, Master Lease Prog.) Series 2005 C, 5.25% 6/1/16 (AMBAC Insured)	305,000	314,675
Series 2014 A:
4% 6/1/18 (FSA Insured)	95,000	102,320
5% 6/1/17 (FSA Insured)	140,000	149,818
Lee County Arpt. Rev. Series 2010 A:
5% 10/1/15 (FSA Insured) (b)	60,000	60,000
5% 10/1/17 (FSA Insured) (b)	100,000	107,837
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	115,000	124,883
Series 2010 B:
5% 10/1/15	340,000	340,000
5% 10/1/17	205,000	221,701
Series 2012 B, 4% 10/1/15	100,000	100,000
Series 2014, 4% 10/1/15 (b)	100,000	100,000
Miami-Dade County Expressway Auth.:
Series 2013 A:
4% 7/1/16	450,000	461,700
5% 7/1/17	100,000	107,309
Series 2014 B:
5% 7/1/17	300,000	321,927
5% 7/1/18	525,000	582,194
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 B, 5% 5/1/17	225,000	240,248
Series A, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	106,777
Series B, 5% 5/1/17	600,000	639,486
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/15	125,000	125,000
Reedy Creek Impt. District Utils. Rev.:
Series 2, 5% 10/1/15 (Escrowed to Maturity)	100,000	100,000
Series 2013 1, 5% 10/1/17	100,000	108,354
Tampa Health Sys. Rev.:
(Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	103,294
Series 2010, 5% 11/15/15	1,285,000	1,292,569

TOTAL FLORIDA		20,886,105

Georgia - 1.2%
Atlanta Arpt. Rev.:
Series 2011 A, 5% 1/1/17	275,000	289,663
Series 2012 A, 4% 1/1/16	150,000	151,379
Series 2012 C:
5% 1/1/16 (b)	100,000	101,133
5% 1/1/17 (b)	100,000	105,396
Series 2014 C, 5% 1/1/18 (b)	150,000	163,005
5% 1/1/16	50,000	50,557
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	825,000	830,198
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 3% 10/1/15	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolutions Proj.) Series 2011 B. 4% 1/1/16	100,000	100,907
(Proj. One):
Series 2008 A, 5.25% 1/1/18	40,000	43,876
Series 2008 D, 5.75% 1/1/19	170,000	191,957
Series 2009 B, 5% 1/1/16	200,000	202,290
Series B:
5% 1/1/17	100,000	105,512
6.25% 1/1/17	445,000	476,386
6.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	548,024
4.25% 1/1/18	100,000	107,477
5% 11/1/17	80,000	86,874
6.25% 1/1/17	115,000	123,111

TOTAL GEORGIA		3,777,745

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	170,556
Hawaii Gen. Oblig. Series 2009 DR, 4% 6/1/16	100,000	102,475
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (b)	380,000	387,722

TOTAL HAWAII		660,753

Illinois - 10.2%
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	198,732
(Modern Schools Across Chicago Prog.) Series 2007 D, 5% 12/1/15 (AMBAC Insured)	125,000	125,618
Series 2007 A, 5% 12/1/16	100,000	102,757
Series 2007 AK, 4% 12/1/15 (AMBAC Insured)	125,000	125,423
Series 2008 A, 5% 1/1/18	75,000	77,072
Series 2009 A, 4% 1/1/18	100,000	100,634
4% 1/1/16	100,000	100,637
5% 1/1/18	205,000	210,664
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Series A, 4% 12/1/15	75,000	75,455
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (b)	50,000	50,136
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	65,759
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	370,087
Series 2010 A:
5% 1/1/16	370,000	374,103
5% 1/1/17	145,000	152,750
Series 2010 E, 4.5% 1/1/16 (b)	400,000	403,860
Series 2011 B:
4% 1/1/17	100,000	104,113
5% 1/1/17	360,000	379,242
5% 1/1/17 (b)	135,000	142,078
5% 1/1/18 (b)	60,000	64,385
Series B, 5% 1/1/18 (FSA Insured)	150,000	157,769
Chicago Park District Gen. Oblig.:
Series 2006 D, 5% 1/1/16	200,000	201,972
Series 2008 H, 5% 1/1/17	250,000	261,295
Series 2011 D:
4% 1/1/18	120,000	126,062
5% 1/1/16	425,000	429,191
5% 1/1/17	200,000	209,036
Series 2014 D, 4% 1/1/18	500,000	525,035
5% 1/1/17	300,000	313,857
Chicago Wastewtr. Transmission Rev.:
Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	474,973
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	150,638
Series 2010 A:
3% 1/1/18	60,000	60,700
4% 1/1/16	1,305,000	1,311,864
Series 2012, 3% 1/1/16	850,000	852,457
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	635,000	657,511
Series 2008, 5% 11/1/15 (FSA Insured)	750,000	752,588
Series 2012:
4% 11/1/16	255,000	260,572
5% 11/1/16	275,000	283,913
5% 11/1/17 (FSA Insured)	230,000	244,853
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	235,000	242,450
5% 11/15/15	1,305,000	1,311,864
Series 2009 D, 5% 11/15/15	630,000	633,314
Series 2014 A:
5% 11/15/16	60,000	62,563
5% 11/15/17	400,000	423,908
Series B:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,526
5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	752,891
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	1,745,000	1,745,000
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (a)	665,000	680,980
Illinois Fin. Auth. Rev.:
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	450,000	458,186
Bonds Series E, 5%, tender 5/1/17 (a)	575,000	613,215
Series 2008 D, 5.5% 11/1/18	115,000	127,811
Series 2009 A, 5% 8/15/16	110,000	114,355
Series 2009 B, 4.25% 7/1/16	250,000	257,225
Series 2010 A, 5.5% 5/1/17	100,000	106,450
Series 2010:
5% 8/15/16	800,000	823,432
5% 2/15/17	70,000	73,883
Series 2012 A:
4% 5/15/16	265,000	270,602
5% 8/15/16	100,000	103,888
5% 5/15/17	105,000	111,747
5% 5/15/18	105,000	114,855
Series 2015 A:
5% 11/15/16	1,000,000	1,048,070
5% 11/15/17	125,000	135,418
5% 11/15/18	250,000	277,705
5% 4/1/16	385,000	393,793
5% 8/15/17	225,000	242,073
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,253
Series 2006:
5% 1/1/17	100,000	101,065
5% 1/1/18	250,000	251,755
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	455,628
Series 2007 B:
5% 1/1/17	200,000	208,808
5.25% 1/1/18	315,000	335,437
Series 2010, 5% 1/1/16	350,000	353,486
Series 2014:
3% 2/1/16	370,000	372,575
4% 2/1/18	300,000	311,598
5% 8/1/16	100,000	103,308
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2007 A:
5.25% 2/1/16 (FGIC Insured)	760,000	771,978
5.25% 2/1/17 (FGIC Insured)	705,000	746,271
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	80,237
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 12/15/15	190,000	191,830
5% 6/15/16	505,000	521,705
5% 12/15/16	200,000	211,050
Series 2012 B, 5% 6/15/18	670,000	705,939
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	63,880
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	72,061
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/16 @ 100)	150,000	148,646
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/17 @ 100)	55,000	53,499
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	99,332
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	120,108
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/16	200,000	205,064
5% 6/1/17	570,000	604,713
5% 6/1/18	1,240,000	1,349,492
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,234
Series 2009 A:
4% 10/1/15	115,000	115,000
4% 10/1/15 (Escrowed to Maturity)	160,000	160,000
Series 2014 A, 5% 10/1/18	500,000	552,975
5% 10/1/16 (FSA Insured)	130,000	135,883
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	66,650
Series 2006:
5% 4/1/16	250,000	255,735
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	425,000	434,665

TOTAL ILLINOIS		31,964,855

Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	136,696
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N:
5% 3/1/16	150,000	152,886
5% 3/1/17	300,000	318,360
Series 2013 A, 5% 8/15/16	100,000	103,729
Series 2014 A, 3% 12/1/16	175,000	179,972
Indiana Fin. Auth. Rev. (l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (b)	800,000	824,872
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	225,000	235,181
Series 2012 A:
4% 10/1/16	460,000	476,279
5% 10/1/18	200,000	223,060
Series 2014 A, 4% 10/1/16	150,000	155,309
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series 2006 B, 5% 2/15/17	350,000	355,894
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	350,000	363,255
Series 2006 B8, 4.1%, tender 11/3/16 (a)	1,445,000	1,499,722
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	95,000	96,149
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	182,784
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (b)	150,000	154,880

TOTAL INDIANA		5,459,028

Kansas - 0.4%
Kansas Dev. Fin. Agcy. Series 2009 C, 4.5% 11/15/15	100,000	100,528
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/16	955,000	960,233
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	185,192
Series 2014 A, 4% 9/1/16	100,000	103,075

TOTAL KANSAS		1,349,028

Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	450,000	483,539
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 4% 12/1/15	100,000	100,563
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	499,875
Series 2003 A, 1.65%, tender 4/3/17 (a)	170,000	171,736
Series 2007 B, 1.15%, tender 6/1/17 (a)	100,000	100,229

TOTAL KENTUCKY		1,355,942

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	1,000,000	1,068,760
5% 6/1/18	1,000,000	1,100,950
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	140,000	144,628
Louisiana Pub. Facilities Auth. Rev.:
Series 2009 A, 5% 7/1/17	275,000	294,308
Series 2015, 5% 7/1/18	100,000	110,064

TOTAL LOUISIANA		2,718,710

Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2013 A, 3% 8/15/16	185,000	189,016
Massachusetts - 2.8%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5% 7/1/16	420,000	434,267
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	109,136
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (a)	400,000	405,420
0.57%, tender 1/30/18 (a)	2,570,000	2,561,416
Series 2005 A, 5% 10/1/15	125,000	125,000
Series 2010 2, 4% 10/1/15	100,000	100,000
Series 2013 F, 4% 7/1/18	405,000	432,289
Series N, 5% 10/1/16	100,000	104,546
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	150,000	150,722
Massachusetts Gen. Oblig.:
Series 2002 C, 5.5% 11/1/15	275,000	276,249
Series 2004 B, 5.25% 8/1/16	100,000	104,138
Series 2007 A, 0.661% 11/1/18 (a)	500,000	498,315
Series 2012 D, 0.45% 1/1/18 (a)	1,500,000	1,499,520
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	107,890
Series 2004 D, 5% 11/15/16	275,000	288,126
Series 2008 E2, 5% 7/1/17	120,000	128,792
Series 2009 D, 5% 7/1/16	520,000	535,855
Series 2010 H, 5% 7/1/16	125,000	128,896
Series 2010, 5% 11/15/15	160,000	160,939
Series D, 4.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	106,465
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. 4) Series 2011, 5% 7/1/16	150,000	155,222
(Pwr. Supply Proj. 6) 4% 7/1/16	100,000	102,744
Series 2011, 5% 7/1/16	100,000	103,481
4% 7/1/16	200,000	205,488

TOTAL MASSACHUSETTS		8,824,916

Michigan - 4.1%
Forest Hills Pub. Schools 4% 5/1/17	580,000	609,499
Grand Valley Michigan State Univ. Rev. Series 2015 C, 5% 2/1/16	150,000	152,294
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2011 A, 5% 11/15/15	85,000	85,473
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	250,361
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 1 A, 5% 10/15/15	100,000	100,190
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D1, 0.733%, tender 10/15/18 (a)	2,000,000	2,003,720
Series 2010 A:
5% 12/1/16	390,000	409,543
5% 12/1/18	325,000	363,555
Series 2012, 4% 11/15/17	280,000	297,321
Series 2014, 4% 6/1/18	300,000	322,296
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	955,000	966,097
Series 2010 F1, 2%, tender 5/30/18 (a)	500,000	512,125
Series 2010 F2, 1.5%, tender 3/1/17 (a)	510,000	515,768
Series 2010 F3, 1.4%, tender 6/29/18 (a)	875,000	882,280
Series 2008 A, 5.25% 5/15/17 (Escrowed to Maturity)	250,000	268,525
Series 2012 A, 5% 6/1/17	100,000	106,996
Michigan State Univ. Revs. Series 2007 A, 5% 2/15/16 (AMBAC Insured)	150,000	152,648
Oakland Univ. Rev.:
Series 2012:
3% 3/1/16	265,000	267,920
4% 3/1/17	405,000	424,124
4% 3/1/18	130,000	139,246
Series 2013 A, 4% 3/1/18	400,000	428,448
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	450,110
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	345,000	372,345
5% 9/1/18	200,000	221,152
South Lyon Cmnty. Schools Series 2016, 4% 5/1/18 (c)	1,000,000	1,055,640
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	100,699
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	330,000	362,020
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	103,873
Series 2014, 5% 11/15/17	100,000	108,620
Zeeland Pub. Schools:
4% 5/1/18	360,000	385,643
4% 5/1/18 (FSA Insured)	290,000	310,657

TOTAL MICHIGAN		12,729,188

Minnesota - 1.0%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2011 A, 5% 1/1/16	100,000	101,126
Series 2014 B, 5% 1/1/18 (b)	600,000	651,738
Minnesota Muni. Pwr. Agcy. Elec. Rev. Series 2013, 4% 10/1/15	540,000	540,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	163,704
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	303,826
5% 9/1/17	450,000	484,421
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5.25% 1/1/16 (AMBAC Insured)	390,000	394,641
5.25% 1/1/17	180,000	190,476
0% 1/1/18 (AMBAC Insured)	205,000	200,875
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2009 A, 4% 11/15/15	100,000	100,413
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2006 A, 5% 1/1/17 (FSA Insured)	135,000	142,545

TOTAL MINNESOTA		3,273,765

Mississippi - 0.6%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (a)	1,835,000	1,835,477
Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (b)	1,000,000	1,032,910
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Series 2005 C, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,296
Series 2010 C:
5% 1/1/16	475,000	480,453
5% 1/1/17	120,000	126,691
Series 2011 A, 3% 1/1/16	100,000	100,671
Series 2012 B, 3% 1/1/16	100,000	100,671
Series 2014, 4% 1/1/17	125,000	130,428
Series B, 5% 1/1/16 (FSA Insured)	150,000	151,722
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	90,000	94,244

TOTAL NEBRASKA		1,387,176

Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2015 B, 5% 7/1/17 (b)	1,000,000	1,070,030
5% 7/1/17 (AMBAC Insured) (b)	120,000	128,512
Clark County Fuel Tax Series 2009 A, 3% 12/1/16	75,000	77,299
Clark County School District:
Series 2005 C, 5% 6/15/16 (Pre-Refunded to 12/15/15 @ 100)	270,000	272,565
Series 2006 B, 4.5% 6/15/16 (AMBAC Insured)	205,000	210,894
Series 2006 C, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	242,572
Series 2007 A:
4.5% 6/15/17 (FGIC Insured)	555,000	590,459
4.5% 6/15/19	330,000	358,733
Series 2007 B, 5% 6/15/19	100,000	108,842
Series 2007 C:
5% 6/15/16	720,000	743,198
5% 6/15/18	300,000	326,595
Series 2008 A:
5% 6/15/17	170,000	182,289
5% 6/15/19	110,000	121,141
Series 2011 B, 5% 6/15/16	200,000	206,444
Series 2012 A, 5% 6/15/18	250,000	276,233
Series 2013 B, 5% 6/15/17	380,000	407,470
Series 2014 A, 5.5% 6/15/17	150,000	161,999
Series 2014 B, 5.5% 6/15/17	175,000	189,123
Series 2015 A, 5% 6/15/16	200,000	206,444
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	57,677
Series 2012 B, 5% 6/1/18	70,000	77,358
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	372,631

TOTAL NEVADA		6,388,508

New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 4% 7/1/16	1,195,000	1,218,362
New Jersey - 3.7%
Hoboken Gen. Oblig. 3% 1/1/16	120,000	120,820
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011:
5% 7/1/16	200,000	206,916
5% 7/1/17	100,000	107,581
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	90,000	92,746
New Jersey Econ. Dev. Auth. Rev.:
Series 2008, 5% 3/1/17	180,000	189,140
Series 2011 EE:
5% 9/1/16 (Escrowed to Maturity)	300,000	312,882
5% 9/1/18	45,000	47,614
5% 9/1/18 (Escrowed to Maturity)	120,000	134,335
Series 2012, 5% 6/15/17	500,000	522,975
Series 2015 XX, 5% 6/15/19	1,000,000	1,065,080
5% 12/15/17	125,000	131,109
5% 12/15/17 (Escrowed to Maturity)	30,000	32,790
5.25% 12/15/15	635,000	641,172
5.25% 12/15/15 (Escrowed to Maturity)	200,000	201,998
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2007 B, 5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	259,243
Series 2010 H, 5% 7/1/18	125,000	137,794
Series 2012 A, 5% 7/1/16	235,000	242,858
Series 2013 A, 5% 7/1/17	80,000	85,847
New Jersey Gen. Oblig. Series H, 5.25% 7/1/16	210,000	217,172
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	80,805
Series 2009 A, 5.25% 7/1/16	150,000	155,213
Series 2010, 5% 11/15/15	340,000	341,996
Series 2011:
4% 7/1/16	800,000	820,680
5% 7/1/16	1,150,000	1,188,456
5% 7/1/17	125,000	134,136
Series 2013 A:
3% 7/1/16	115,000	117,109
5% 7/1/18	100,000	110,492
4% 7/1/17	330,000	347,549
4% 7/1/19	220,000	241,014
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	585,000	590,715
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	292,833
Series 2005 B, 5.25% 12/15/15 (AMBAC Insured)	250,000	252,313
Series 2011 B, 5% 6/15/18	130,000	137,229
Series 2012 AA, 4% 6/15/18	980,000	1,009,253
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,070,210

TOTAL NEW JERSEY		11,640,075

New York - 1.7%
New York City Gen. Oblig. Series 2015 F, 0.67% 2/15/19 (a)	1,000,000	981,830
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	115,000	118,056
New York City Transitional Fin. Auth. Rev.:
Series 2005 A1, 5% 11/1/15	225,000	225,914
Series 2005 A2, 5% 11/1/15	130,000	130,528
Series 2010 B, 5% 11/1/15	235,000	235,954
Series 2011 E, 5% 11/1/15	175,000	175,711
New York Envir. Facilities Corp. State Personal Income Tax Rev.:
Series 2004 A, 5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,016
Series 2009 A, 3% 12/15/15	175,000	176,003
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 B2, 4% 11/1/15	125,000	125,400
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.962% 11/1/17 (a)	165,000	164,955
Series 2005 C, 5% 11/15/15	250,000	251,488
Series 2005 F, 5% 11/15/35	250,000	251,358
Series 2007 B, 5% 11/15/15	125,000	125,744
Series 2008 B1, 5% 11/15/15	125,000	125,744
Series 2012 C, 5% 11/15/15	165,000	165,982
Series 2012 D, 4% 11/15/15	500,000	502,365
Series 2012 F, 4% 11/15/15	100,000	100,473
Series A, 5% 11/15/15 (FGIC Insured)	100,000	100,595
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	69,651
Series II, 5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	184,511
Series J, 3% 1/1/16	255,000	256,721
New York Thruway Auth. Hwy. & Bridge Trust Fund Series J, 5% 4/1/16	300,000	300,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 B:
5.25% 11/15/15	315,000	316,991
5.25% 11/15/15	210,000	211,327

TOTAL NEW YORK		5,398,317

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
2.75% 10/1/15	100,000	100,000
4% 12/1/15	100,000	100,618

TOTAL NEW YORK AND NEW JERSEY		200,618

North Carolina - 2.1%
Charlotte Ctfs. of Prtn. Series 2014 A, 4% 12/1/15	515,000	518,214
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
4.5% 1/15/16	100,000	101,179
5% 1/15/18	420,000	444,209
5% 1/15/19	125,000	132,073
Series 2009 A, 4% 1/15/17	150,000	156,639
Series 2011 A, 3% 1/15/17	100,000	103,154
Series 2012 A, 5% 1/15/17	100,000	105,697
5% 1/15/17	310,000	327,661
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	56,037
Series 2005 A:
4% 1/1/16 (Escrowed to Maturity)	300,000	302,772
5% 1/1/16 (Escrowed to Maturity)	390,000	394,536
Series 2008 A:
5% 1/1/16 (Escrowed to Maturity)	165,000	166,919
5.25% 1/1/19 (Pre-Refunded to 1/1/18 @ 100)	605,000	666,323
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	136,978
Series 2009 B:
5% 1/1/16 (Escrowed to Maturity)	185,000	187,128
5% 1/1/17 (Escrowed to Maturity)	535,000	564,901
Series 2010 A, 5% 1/1/16 (Escrowed to Maturity)	100,000	101,163
Series 2012 A, 3% 1/1/16 (Escrowed to Maturity)	110,000	110,754
Series 2012 B, 5% 1/1/16 (Escrowed to Maturity)	245,000	247,849
North Carolina Med. Care Cmnty. Health Series 2010, 3% 11/15/16	115,000	118,038
North Carolina Med. Care Commission Health Care Facilities Rev. 4% 12/1/15	500,000	502,930
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2010 A, 5% 1/1/16	100,000	101,150
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	190,000	202,350
Series 2010 A, 5% 5/1/17	100,000	106,842
Series 2010 B, 4% 11/1/15	415,000	416,316
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 B, 0.882%, tender 12/1/17 (a)	200,000	200,444

TOTAL NORTH CAROLINA		6,472,256

Ohio - 2.2%
Cincinnati Wtr. Sys. Rev. Series 2011 A, 3% 12/1/15	100,000	100,461
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	214,058
Cleveland Gen. Oblig. Series 2012, 4% 12/1/15	100,000	100,594
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	100,000	105,388
Cleveland Wtrwks. Rev. Series 2005 N, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	252,930
Franklin County Hosp. Facilities Rev. (Nationwide Children's Hosp. Proj.) Series 2012 A, 5% 11/1/16	100,000	104,905
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	1,730,000	1,781,796
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	69,280
Kent State Univ. Revs.:
Series 2009 B, 5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	64,125
Series 2014 A, 3% 5/1/16	175,000	177,709
Lucas County Hosp. Rev. Series 2011 D, 3% 11/15/16	100,000	102,597
Middleburg Heights Hosp. Rev. Series 2012 A, 3% 8/1/16	100,000	102,073
Ohio Bldg. Auth. (Juvenille Correctional Bldg. Fund Projs.) Series 2007 A, 5.5% 4/1/16 (FSA Insured)	75,000	76,953
Ohio Gen. Oblig. Series 2012 A, 3% 11/1/15	120,000	120,296
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	167,495
(Univ. of Dayton 2011 Proj.) Series 2011 A, 5% 12/1/15	775,000	780,758
Series 2010 A:
3.5% 1/15/16	50,000	50,416
5% 1/15/18	360,000	391,831
Ohio Hosp. Facilities Rev. Series 2011 A, 5% 1/1/16	100,000	101,158
Ohio Hosp. Rev.:
Series 2012 A:
5% 1/15/16	470,000	475,861
5% 1/15/17	390,000	410,674
Series 2013 A, 5% 1/15/17	385,000	405,409
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2010, 5% 12/1/15	140,000	141,085
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	400,000	449,904

TOTAL OHIO		6,747,756

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16 (Escrowed to Maturity)	215,000	223,778
Oregon - 0.2%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	100,000	114,006
Series 2011 C, 5% 10/1/15	170,000	170,000
Series 2013 A, 3% 10/1/15	250,000	250,000
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	80,000	88,097

TOTAL OREGON		622,103

Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (b)	680,000	687,460
Series 2007 B:
5% 1/1/17 (FSA Insured)	485,000	510,550
5% 1/1/18 (FSA Insured)	855,000	929,325
Series 2010 A, 5% 1/1/17 (FSA Insured) (b)	190,000	199,768
5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,245,000	1,307,885
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	210,000	228,255
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	180,000	194,445
Series 2010 A:
5% 5/15/16	100,000	102,880
5% 5/15/18	120,000	132,438
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (a)	350,000	349,153
Monroeville Fin. Auth. UPMC Rev.:
Series 2012:
4% 2/15/17	75,000	78,514
4% 2/15/18	160,000	171,600
Series 2014 B, 3% 2/1/19	195,000	206,659
Montgomery County Indl. Dev. 4% 10/1/17	400,000	425,452
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	80,183
Series 2009 A, 5% 6/1/18	130,000	142,763
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A:
4% 2/1/17	350,000	365,932
4% 2/1/18	200,000	214,262
4% 2/1/19	100,000	109,228
Pennsylvania Gen. Oblig.:
Series 2005, 5% 1/1/16	265,000	268,082
Series 2007 A:
5% 11/1/15	125,000	125,504
5% 11/1/17	150,000	163,083
Series 2009 1, 5% 3/15/18	120,000	131,746
Series 2012, 5% 6/1/18	300,000	331,365
5% 3/1/17	205,000	217,784
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	255,648
Series 2010 1, 5% 4/1/18	230,000	251,724
Series 2010 E:
5% 5/15/18	215,000	237,285
5% 5/15/19	200,000	226,474
Series 2012 1, 4% 4/1/16	260,000	264,605
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	81,903
5% 4/1/17 (Pre-Refunded to 4/1/16 @ 100)	35,000	35,833
Philadelphia Arpt. Rev.:
Series 2007 B, 5% 6/15/17 (FSA Insured) (b)	150,000	160,212
Series 2010 A, 4% 6/15/16	105,000	107,603
Series 2010 C, 5% 6/15/18 (b)	445,000	488,076
Series 2010 D, 5% 6/15/16 (b)	500,000	515,505
Series 2011 A, 5% 6/15/18 (b)	200,000	219,360
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,340,623
Philadelphia Gas Works Rev. Eighth Series A, 5% 8/1/16	100,000	103,501
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (The Children's Hosp. of Philadelphia Proj.) Series 2007 A, 4.25% 7/1/16	250,000	256,678
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	345,000	356,164
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	695,000	726,921

TOTAL PENNSYLVANIA		13,302,431

South Carolina - 0.7%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,000,000	1,108,440
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C:
5% 1/1/17 (FSA Insured)	135,000	142,510
5% 1/1/18 (FSA Insured)	125,000	131,761
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	50,000	52,762
Series 2010 B, 5% 1/1/18	195,000	212,815
Series 2015 A, 5% 1/1/19 (FSA Insured)	150,000	158,094
Series B, 5% 1/1/16	340,000	343,995

TOTAL SOUTH CAROLINA		2,150,377

Tennessee - 0.1%
Jackson Hosp. Rev.:
5.5% 4/1/16	50,000	51,217
5.5% 4/1/16 (Escrowed to Maturity)	140,000	143,462
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	30,000	32,042

TOTAL TENNESSEE		226,721

Texas - 4.0%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005, 5% 5/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,543
Brownsville Util. Sys. Rev. Series 2015:
5% 9/1/17	150,000	161,474
5% 9/1/18	1,000,000	1,106,660
Corpus Christi Util. Sys. Rev. Bonds Series 2015 B, 2%, tender 7/15/17 (a)	1,500,000	1,521,675
Dallas Area Rapid Transit Sales Tax Rev. Series 2009 A, 5% 12/1/15	175,000	176,407
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
4% 11/1/15	100,000	100,310
4% 11/1/17	200,000	213,296
5% 11/1/15	335,000	336,310
5% 11/1/16	290,000	303,937
Series 2012 G, 4% 11/1/15	160,000	160,496
Series 2013 D, 5% 11/1/15	225,000	225,880
Series 2013 E, 5% 11/1/17 (b)	100,000	108,355
Series 2014 A:
3% 11/1/16 (b)	180,000	184,610
3% 11/1/17 (b)	185,000	192,840
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 4% 10/1/15	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2013 A:
4% 12/1/16	200,000	207,984
4% 12/1/18	395,000	429,784
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A5, 5% 7/1/16 (FSA Insured)	600,000	619,566
Series 2005 A6, 5% 7/1/16 (FSA Insured)	100,000	103,261
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	232,490
Series 2011 A:
5% 7/1/18 (b)	100,000	109,808
5% 7/1/19 (b)	195,000	218,061
Series 2012 A, 5% 7/1/18 (b)	90,000	98,827
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	321,225
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	87,803
Houston Util. Sys. Rev.:
Bonds 0.77%, tender 6/1/17 (a)	425,000	425,030
Series 2005 A, 5.25% 11/15/15 (FSA Insured)	120,000	120,740
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/16	290,000	298,169
Series 2008:
5% 5/15/18	270,000	297,616
5.5% 5/15/19	135,000	149,950
Series 2012 B, 5% 5/15/17	100,000	106,793
Series 2012, 3.5% 5/15/16	115,000	117,187
Series 2013, 4% 5/15/16	540,000	551,918
Series 2014, 5% 5/15/18	165,000	181,876
Series 2015 D:
4% 5/15/17	130,000	136,752
5% 5/15/16	400,000	411,268
5% 5/15/16	285,000	293,028
5% 5/15/17	165,000	176,208
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	100,000	105,813
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	64,975
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 A, 5% 11/15/15	575,000	578,358
Series 2011 A, 5% 11/15/16	200,000	210,188
Series 2014, 5% 12/1/16	125,000	131,621
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	250,000	254,358
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	620,831

TOTAL TEXAS		12,654,281

Virginia - 0.8%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	1,500,000	1,502,610
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2010, 4% 11/1/15	240,000	240,770
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 2.375%, tender 11/1/15 (a)	915,000	916,373

TOTAL VIRGINIA		2,659,753

Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	100,000	109,894
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/16	260,000	262,909
Port of Seattle Rev.:
Series 2010 A, 4% 6/1/16	225,000	230,357
Series 2010 C, 5% 2/1/18 (b)	625,000	681,631
Series 2012 A:
4% 8/1/17	100,000	105,758
5% 8/1/16	250,000	259,450
Series 2012 B, 4% 8/1/17 (b)	115,000	121,299
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	254,179
Washington Gen. Oblig.:
Series 2004 C, 0% 6/1/18	185,000	180,068
Series 2006 E, 5% 1/1/16 (AMBAC Insured)	210,000	212,461
Series 2010 B, 5% 1/1/16	155,000	156,817
5% 1/1/16	155,000	156,817
Washington Health Care Facilities Auth. Rev.:
Series 2010 B, 5% 10/1/15	100,000	100,000
Series 2011 B, 5% 10/1/16	150,000	156,941
Series 2014, 5% 3/1/18	225,000	244,316
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	96,513

TOTAL WASHINGTON		3,329,410

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	500,000	499,830
Wisconsin - 1.4%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (b)	480,000	504,629
Series 2007 A, 5% 12/1/17 (b)	200,000	209,854
Series 2010 B, 5% 12/1/16 (b)	550,000	577,165
Series 2013 A, 5% 12/1/15 (b)	250,000	251,848
Milwaukee Metropolitan Swr. District Series 2005 A, 5% 10/1/15	100,000	100,000
Wisconsin Gen. Oblig. Series 2008 C, 5% 5/1/16	150,000	154,116
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	1,175,000	1,257,990
4%, tender 5/30/19 (a)	200,000	218,976
Series 2013 A, 5% 11/15/18	160,000	178,875
4% 12/15/16	250,000	260,160
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	58,510
Series 2011 A, 5% 10/1/15	200,000	200,000
Series 2012 B:
5% 8/15/16	175,000	181,958
5% 8/15/18	175,000	195,431
5% 10/1/16	100,000	104,474

TOTAL WISCONSIN		4,453,986

TOTAL MUNICIPAL BONDS
(Cost $202,676,213)		202,951,015

Municipal Notes - 34.9%
California - 0.2%
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.3% 10/7/15, LOC Deutsche Bank AG, VRDN (a)(b)	585,000	$585,000
Florida - 1.0%
Austin Trust Various States Participating VRDN Series BA 08 1145, 0.34% 10/7/15 (Liquidity Facility Bank of America NA) (a)(b)(d)	1,700,000	1,700,000
Eustis Multi-Purp. Rev. Series 1997 A, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	100,000	100,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. 0.3% 10/7/15, LOC Northern Trust Co., VRDN (a)(b)	500,000	500,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida Kidney Centers, Inc. Proj.) Series 2000, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	1,000,000	1,000,000

TOTAL FLORIDA		3,300,000

Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.23% 10/1/15, VRDN (a)	200,000	200,000
Cherokee County Dev. Auth. Rev. (Goodwill of North Georgia, Inc. Proj.) Series 2008, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	600,000	600,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.23% 10/1/15, VRDN (a)	300,000	300,000
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	335,000	335,000
Series 2002 A, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	220,000	220,000

TOTAL GEORGIA		1,655,000

Idaho - 0.5%
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1102, 0.34% 10/7/15 (Liquidity Facility Deutsche Bank AG) (a)(d)	1,500,000	1,500,000
Illinois - 7.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DB 1056X, 0.27% 10/7/15 (Liquidity Facility Deutsche Bank AG) (a)(d)	5,000,000	5,000,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.42% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1212, 0.32% 10/7/15 (Liquidity Facility Deutsche Bank AG) (a)(d)	3,200,000	3,200,000
Glendale Heights Indl. Dev. Rev. (Hudapack Metal Treating of Illinois, Inc. Proj.) 0.47% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	210,000	210,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.25% 10/1/15 (FSA Insured), VRDN (a)	1,500,000	1,500,000
0.25% 10/7/15 (FSA Insured), VRDN (a)	500,000	500,000
Tender Option Bond Trust Receipts Participating VRDN Series DB 15 XF1006, 0.32% 10/7/15 (Liquidity Facility Deutsche Bank AG) (a)(d)	7,000,000	7,000,000
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Royal Gold Ribbon Foods Proj.) Series 1999, 0.37% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	700,000	700,000

TOTAL ILLINOIS		23,110,000

Indiana - 3.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.3% 10/7/15, VRDN (a)(b)	1,550,000	1,550,000
Series 2003 B, 0.3% 10/7/15, VRDN (a)(b)	9,880,000	9,880,000

TOTAL INDIANA		11,430,000

Kentucky - 1.0%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 0.47% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	300,000	300,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	320,361
Winchester Indl. Bldg. Rev. (Leggett & Platt Proj.) 0.28% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,400,000	2,400,000

TOTAL KENTUCKY		3,020,361

Louisiana - 1.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 10/7/15, VRDN (a)	5,660,000	5,660,000
Maine - 0.2%
Gorham Rev. Oblig. Secs 0.3% 10/7/15, LOC TD Banknorth, NA, VRDN (a)(b)	485,000	485,000
Maryland - 2.2%
Anne Arundel County Econ. Dev. Rev. 0.32% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,475,000	4,475,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.31% 10/7/15 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,405,000	2,405,000

TOTAL MARYLAND		6,880,000

Michigan - 0.8%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.4% 10/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	965,000	965,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.47% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	460,000	460,000
(Press-Way, Inc. Proj.) Series 1998, 0.52% 10/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000

TOTAL MICHIGAN		2,425,000

New Jersey - 0.7%
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.41% 10/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,750,725	1,750,725
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	500,000	500,855

TOTAL NEW JERSEY		2,251,580

New York - 3.7%
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.29% 10/7/15, LOC RBS Citizens NA, VRDN (a)	3,685,000	3,685,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 0.3% 10/7/15, LOC Bank of America NA, VRDN (a)	760,000	760,000
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 0.45% 10/7/15, VRDN (a)	6,195,000	6,195,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
0.32% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	365,000	365,000
0.32% 10/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	605,000	605,000

TOTAL NEW YORK		11,610,000

North Carolina - 0.9%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 0.3% 10/7/15, VRDN (a)(b)	2,800,000	2,800,000
Ohio - 0.0%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.39% 10/7/15, LOC PNC Bank NA, VRDN (a)	70,000	70,000
Pennsylvania - 1.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.3% 10/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Philadelphia Auth. For Indl. Dev. (I. Rice Assoc. L.P. Proj.) Series 1997, 0.2% 10/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000

TOTAL PENNSYLVANIA		3,515,000

Texas - 9.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 A, 0.3% 10/1/15, VRDN (a)	1,770,000	1,770,000
Series 2009 C, 0.3% 10/1/15, VRDN (a)	5,005,000	5,005,000
Series 2010 B, 0.3% 10/1/15, VRDN (a)	7,580,000	7,580,000
Series 2010 D, 0.3% 10/1/15, VRDN (a)	14,300,000	14,299,965

TOTAL TEXAS		28,654,965

Virginia - 0.1%
Alexandria Indl. Dev. Auth. Poll Cont. Rev. Series 2006, 0.26% 10/7/15, LOC SunTrust Banks, Inc., VRDN (a)	240,000	240,000
Wisconsin - 0.1%
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.37% 10/7/15, LOC BMO Harris Bank NA, VRDN (a)	200,000	200,000
TOTAL MUNICIPAL NOTES
(Cost $109,386,159)		109,391,906
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $312,062,372)		312,342,921
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,146,782
NET ASSETS - 100%		$313,489,703

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $312,061,917. Net unrealized depreciation aggregated $281,004, of which $441,104 related to appreciated investment securities and $160,100 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2015

1.807736.111
MNF-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,500,000	1,535,430
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$853,768
6.25% 10/1/34 (a)	850,000	1,008,389
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,286,692

TOTAL GUAM		4,684,279

Minnesota - 96.7%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,059,770
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	948,894
5% 2/1/24	1,110,000	1,316,382
5% 2/1/25	1,015,000	1,192,889
5% 2/1/26	1,220,000	1,419,946
5% 2/1/27	1,285,000	1,485,267
5% 2/1/28	1,345,000	1,540,684
5% 2/1/29	1,415,000	1,609,704
5% 2/1/34	1,800,000	2,007,144
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,586,209
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	556,379
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27 (b)	1,665,000	1,987,061
5% 10/1/29 (b)	785,000	923,348
5% 10/1/26 (b)	1,000,000	1,203,110
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,617,487
5% 2/1/22	4,975,000	5,968,259
Series 2013 A, 4% 2/1/19	4,550,000	4,988,620
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	794,828
Series 2009 A, 5% 2/1/17	1,000,000	1,059,770
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,628,455
5% 2/1/31	1,245,000	1,458,281
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	922,684
5% 11/1/25	250,000	296,430
5% 11/1/26	500,000	588,020
5% 11/1/27	400,000	467,272
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,454,234
4% 3/1/17	1,495,000	1,532,226
4% 3/1/18	1,235,000	1,278,546
5% 3/1/30	2,535,000	2,584,128
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,092,090
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,180,960
5% 2/1/29	1,000,000	1,171,410
5% 2/1/30	1,245,000	1,450,226
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,812,644
Maple Grove Health Care Facilities Series 2015:
4% 9/1/35	1,250,000	1,255,050
5% 9/1/28	695,000	780,374
5% 9/1/30	1,500,000	1,664,385
5% 9/1/31	1,300,000	1,435,642
5% 9/1/32	1,000,000	1,101,730
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,021,600
5.25% 5/1/24	1,500,000	1,581,045
5.25% 5/1/25	2,000,000	2,105,500
5.25% 5/1/28	3,720,000	3,903,173
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,423,810
Series 2010 A, 5.25% 8/15/25	1,000,000	1,160,380
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	549,985
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,271,100
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,105,880
Series 2010 D, 5% 1/1/17 (a)	4,155,000	4,371,226
Series 2012 B:
5% 1/1/26	1,250,000	1,462,488
5% 1/1/27	1,500,000	1,743,540
Series 2014 A:
5% 1/1/26	3,015,000	3,580,373
5% 1/1/28	4,000,000	4,640,120
5% 1/1/29	2,150,000	2,476,972
5% 1/1/30	2,000,000	2,288,400
5% 1/1/31	6,020,000	6,850,459
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	2,978,745
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	993,259
5% 11/15/28	1,000,000	1,160,040
5% 11/15/29	1,000,000	1,152,550
5% 11/15/30	1,000,000	1,144,190
5% 11/15/31	3,665,000	4,166,445
5% 11/15/32	2,200,000	2,488,926
6.5% 11/15/38	2,960,000	3,315,940
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	630,202
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,538,792
5% 6/1/21	2,000,000	2,285,660
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	421,955
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,088,997
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,108,950
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,894,641
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,873,775
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21 (Pre-Refunded to 6/1/18 @ 100)	3,300,000	3,665,277
Series 2010 A, 5% 8/1/27	5,000,000	5,818,650
Series 2010 D:
5% 8/1/21	1,000,000	1,169,320
5% 8/1/22	5,000,000	5,841,500
5% 8/1/23	10,000,000	11,667,800
Series 2011 B:
5% 10/1/24	2,500,000	2,975,725
5% 10/1/30	3,000,000	3,507,420
Series 2013 A, 5% 8/1/25	3,780,000	4,627,930
Series 2013 D, 5% 10/1/23	3,000,000	3,691,290
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	1,415,000	1,459,473
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	2,545,000	2,750,534
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	59,389
5% 8/1/24	4,780,000	5,713,677
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	267,839
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	830,156
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,071,890
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,543,535
5% 10/1/23	1,000,000	1,130,050
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,655,786
5% 10/1/19	1,000,000	1,084,060
(Macalester College Proj.) Series Six-P:
5% 3/1/21 (Pre-Refunded to 3/1/21 @ 100)	2,315,000	2,449,270
5% 3/1/22 (Pre-Refunded to 3/1/22 @ 100)	2,535,000	2,681,650
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,814,241
Series Six-I, 5% 4/1/23	1,000,000	1,021,100
Series Six-X, 5.25% 4/1/39	1,500,000	1,576,815
Series 2007:
5% 10/1/15	340,000	340,000
5% 10/1/15 (Escrowed to Maturity)	660,000	660,000
Series Eight J, 5% 3/1/26 (b)	1,015,000	1,221,766
Series G8, 5% 12/1/31	1,000,000	1,164,410
Series Seven-Q:
5% 10/1/17	495,000	528,521
5% 10/1/18	400,000	436,228
5% 10/1/19	780,000	868,015
5% 10/1/20	1,140,000	1,279,718
5% 3/1/27 (b)	500,000	596,780
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,166,630
5% 8/1/30	1,000,000	1,157,330
5% 8/1/31	1,000,000	1,151,470
5% 8/1/32	1,000,000	1,147,300
5% 8/1/33	1,000,000	1,143,140
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,083,480
Series 2014 A:
5% 10/1/25	200,000	238,962
5% 10/1/26	830,000	987,293
Series 2014:
5% 10/1/26	630,000	749,391
5% 10/1/27	750,000	886,860
5% 10/1/30	1,000,000	1,157,410
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	1,465,000	1,465,000
Series 2009 A:
4% 10/1/17	1,445,000	1,539,012
4% 10/1/18	1,490,000	1,624,994
4% 10/1/19	1,550,000	1,718,547
4% 10/1/20	1,580,000	1,760,310
Series 2011 A, 5% 10/1/30	1,495,000	1,698,126
Series 2013 A:
4% 10/1/18	2,210,000	2,410,226
4% 10/1/19	2,300,000	2,550,102
4% 10/1/20	2,385,000	2,676,686
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,018,685
5% 3/1/28	4,275,000	4,955,965
5% 3/1/29	2,250,000	2,593,935
5% 6/1/27	5,000,000	5,904,050
5% 6/1/38	5,000,000	5,574,250
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,616,149
5% 8/1/17 (FSA Insured)	1,575,000	1,669,358
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,372,223
5% 1/1/20	2,100,000	2,397,927
Series 2013 A:
5% 1/1/23	850,000	1,005,941
5% 1/1/24	650,000	761,189
5% 1/1/25	975,000	1,133,350
5% 1/1/31	1,740,000	1,936,115
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,464,578
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,039,200
5.5% 11/1/16	1,025,000	1,059,963
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,795,536
5% 2/1/20	1,635,000	1,899,657
5% 2/1/21	1,350,000	1,600,682
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,094,040
Series 2013 B:
5% 12/1/26	570,000	677,770
5% 12/1/27	275,000	325,207
5% 12/1/28	275,000	323,433
5% 12/1/43	1,000,000	1,127,500
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,484,720
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,052,840
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	695,052
5% 7/1/18	685,000	753,158
5% 7/1/21	790,000	913,232
5% 7/1/22	350,000	405,825
5% 7/1/24	300,000	350,625
5% 7/1/27	245,000	279,151
5% 7/1/28	225,000	253,874
5% 7/1/33	1,225,000	1,349,436
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (c)	2,475,000	2,699,483
Series B, 4%, tender 11/15/18 (c)	3,000,000	3,265,350
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,275,956
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,005,000	5,606,000
Series 2014 B, 5% 5/1/22	1,950,000	2,303,301
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.:
(Healtheast Care Sys. Proj.) Series 2015 A, 5% 11/15/27	2,515,000	2,750,832
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/29	1,750,000	1,892,783
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/30	1,585,000	1,703,400
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,574,445
Saint Paul Port Auth. Lease Rev.:
(Regions Hosp. Package Proj.) Series 2007-1, 5% 8/1/16	500,000	506,535
Series 2013, 5% 12/1/21	4,900,000	5,806,500
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,191,940
5% 11/1/28	1,000,000	1,170,790
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,223,972
5% 9/1/24	1,000,000	1,187,050
5% 9/1/25	1,345,000	1,574,457
5% 9/1/26	575,000	667,690
5% 9/1/28	1,000,000	1,142,660
5% 9/1/34	1,040,000	1,137,614
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,180,060
Series 2013 A, 5% 2/1/19	2,940,000	3,325,346
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,977,808
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,348,526
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,349,791
Series 2009 A:
5.25% 1/1/30	2,000,000	2,220,100
5.5% 1/1/24	500,000	564,850
0% 1/1/18 (AMBAC Insured)	125,000	122,485
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (Pre-Refunded to 2/1/16 @ 100)	4,000,000	4,059,440
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	580,373
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	9,015,000	10,542,592
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	241,368
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,279,172
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,401,940
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16 (Escrowed to Maturity)	345,000	355,150
5.25% 5/15/17 (Pre-Refunded to 11/15/16 @ 100)	590,000	622,367
5.25% 5/15/26 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,054,860
5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,054,860
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,873,695
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,328,620
Series 2015 A:
5% 7/1/29	5,000,000	5,784,000
5% 7/1/30	5,000,000	5,734,200
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	226,406
5.125% 4/1/34	1,000,000	1,116,260
5.25% 4/1/29	1,000,000	1,135,400
Series 2009 C, 5% 12/1/21	1,000,000	1,138,960
Series 2011 D:
5% 12/1/23	1,180,000	1,402,843
5% 12/1/26	1,020,000	1,207,394
5% 12/1/36	1,000,000	1,118,770
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,938,912
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,461,416
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,404
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,936,127
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	170,000	172,555
Series 2012 A:
5% 1/1/26	5,000,000	5,880,750
5% 1/1/27	2,150,000	2,510,018
5% 1/1/30	1,000,000	1,146,740
Series 2014 A:
5% 1/1/31	1,750,000	2,025,870
5% 1/1/35	1,595,000	1,818,763
5% 1/1/40	1,500,000	1,684,875
5% 1/1/46	10,000,000	11,156,000
Series 2015 A, 5% 1/1/31	1,820,000	2,154,643

TOTAL MINNESOTA		487,922,823

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,100,740
TOTAL MUNICIPAL BONDS
(Cost $472,132,125)		493,707,842
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $472,132,125)		493,707,842
NET OTHER ASSETS (LIABILITIES) - 2.2%		10,862,081
NET ASSETS - 100%		$504,569,923

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $472,114,501. Net unrealized appreciation aggregated $21,593,341, of which $21,859,652 related to appreciated investment securities and $266,311 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2015

1.807744.111
STM-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:	$	$
5% 9/1/20	1,090	1,276
5% 9/1/22	1,200	1,448
Series B:
5% 9/1/18	3,685	4,123
5% 9/1/20	2,000	2,341
5% 9/1/22	1,425	1,720
Series C:
5% 9/1/18	1,000	1,119
5% 9/1/19	2,150	2,461
5% 9/1/20	1,260	1,475
5% 9/1/22	1,000	1,207
Series D:
5% 9/1/19	3,895	4,458
5% 9/1/20	2,000	2,341

TOTAL ALASKA		23,969

Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,595
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	559
5% 12/1/19	600	686
5% 12/1/20	820	953
5% 12/1/21	1,105	1,299
5% 12/1/22	800	948
5% 12/1/23	1,000	1,194
5% 12/1/24	1,500	1,802
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/16	1,385	1,450
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,122
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,986
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	653
5% 7/1/22 (FSA Insured)	1,000	1,172
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	880
5% 7/1/22 (FSA Insured)	1,170	1,385
5% 7/1/23 (FSA Insured)	1,395	1,664
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	986
4% 7/1/20	1,360	1,506
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 B, 5% 7/1/16	5,090	5,267
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,581
5% 12/1/22	2,470	2,915
5% 12/1/23	3,425	4,084
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,679
Series 2012 A:
5% 7/1/18	825	914
5% 7/1/19	1,550	1,768
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	561
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,161
5% 7/1/17 (Escrowed to Maturity)	3,315	3,568
5% 7/1/18 (Escrowed to Maturity)	3,365	3,744

TOTAL ARIZONA		70,082

California - 7.2%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,262
Series 2013 A, 5% 10/1/22	2,190	2,640
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (a)	5,200	5,254
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,642
5% 9/1/20	20,000	23,485
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (a)	4,000	4,040
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.3%, tender 4/1/16 (a)	17,000	16,994
0.3%, tender 4/1/16 (a)	30,000	29,989
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 11/2/15 (a)(b)(c)	22,855	22,855
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,958
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,192
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,074
5% 10/1/19	1,490	1,716
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,244
5% 10/1/19	5,000	5,729
5% 10/1/20	2,525	2,946
Series 2012 A, 5% 4/1/21	1,000	1,177
Series 2012 G, 5% 11/1/22	1,250	1,502
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,717
Series 2009 J, 5% 11/1/17	2,300	2,503
Series 2010 A:
5% 3/1/16	2,000	2,039
5% 3/1/17	5,405	5,743
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (a)	4,000	4,271
Series 2009 E2, 5%, tender 5/1/17 (a)	2,000	2,136
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.502%, tender 12/12/15 (a)	12,500	12,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,910
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	5,053
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,395
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,637
5% 3/1/19	2,935	3,323
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,130
5% 12/1/17	9,790	10,682
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,294
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,225
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,190
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,934
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,632
5% 9/1/24 (FSA Insured)	2,300	2,812
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,845
5% 6/1/17	3,700	3,962
5% 6/1/18	6,470	7,087
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,790
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,657
5% 8/1/18	8,000	8,764
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,153
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,649
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	10,253
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,139

TOTAL CALIFORNIA		277,124

Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (a)	4,200	4,216
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,657
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,108
5% 9/1/20	1,000	1,123
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	537

TOTAL COLORADO		11,641

Connecticut - 2.6%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	2,700	2,731
Series 2012 C, 5% 6/1/21	23,420	27,487
Series 2013 A:
0.25% 3/1/16 (a)	1,100	1,101
0.36% 3/1/17 (a)	1,400	1,398
Series 2014 C, 5% 12/15/16	16,070	16,954
Series 2014 D, 2% 6/15/16	3,400	3,441
Series 2015 E, 5% 8/1/17	26,395	28,501
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	2,860	2,895
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,060	7,499
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,255

TOTAL CONNECTICUT		98,262

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,864
5% 1/1/21	2,000	2,331

TOTAL DELAWARE, NEW JERSEY		5,195

District Of Columbia - 0.3%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,665
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	9,190

TOTAL DISTRICT OF COLUMBIA		12,855

Florida - 11.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,429
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,172
Series 2015 C:
5% 7/1/21	650	762
5% 7/1/22	3,725	4,398
5% 7/1/23	3,000	3,592
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,169
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/19	7,000	7,948
5% 7/1/20	15,070	17,429
Series 2015 A:
5% 7/1/19	2,000	2,271
5% 7/1/20	4,000	4,626
5% 7/1/21	4,500	5,276
5% 7/1/22	3,500	4,147
5% 7/1/23	2,750	3,282
5% 7/1/24	1,320	1,586
Series 2015 B:
5% 7/1/19	2,000	2,271
5% 7/1/20	3,000	3,470
5% 7/1/21	6,235	7,322
5% 7/1/22	1,275	1,511
5% 7/1/23	2,750	3,282
5% 7/1/24	1,145	1,375
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,566
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,383
Series 2012 A1, 5% 6/1/17	15,295	16,339
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	7,745
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,318
5% 12/1/17	1,685	1,836
5% 12/1/18	685	770
5% 12/1/19	1,820	2,100
5% 12/1/20	1,000	1,169
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,590
5% 10/1/17	1,455	1,556
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,006
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,094
5% 6/1/20	3,625	4,164
Series 2012 C, 5% 6/1/16	3,585	3,698
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,038
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	727
5% 2/1/18	1,790	1,896
5% 2/1/19	1,450	1,558
5% 2/1/20	2,025	2,196
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	18,335
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,170
5% 10/1/22	2,000	2,284
5% 10/1/23	1,270	1,457
5% 10/1/24	2,000	2,303
5% 10/1/25	1,750	2,021
5% 10/1/26	2,000	2,287
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,179
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,963
5% 10/1/20	1,000	1,173
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,515
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,359
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,589
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,074
5% 7/1/22	2,000	2,346
5% 7/1/23	2,000	2,350
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,084
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,252
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,525
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,432
5% 10/1/20	2,000	2,333
5% 10/1/21	2,000	2,366
5% 10/1/22	1,000	1,193
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,135
5% 11/15/22	485	554
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,272
5% 7/1/20	1,000	1,155
5% 7/1/21	2,000	2,349
5% 7/1/22	2,000	2,368
5% 7/1/23	2,000	2,357
Series 2014 A, 5% 7/1/24	625	745
Series 2014 B:
5% 7/1/22	1,500	1,775
5% 7/1/23	3,250	3,859
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,627
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,630
5% 11/1/21	6,275	7,346
5% 11/1/22	2,915	3,436
5% 11/1/23	7,650	9,108
Series 2015 A:
5% 5/1/19	1,000	1,129
5% 5/1/20	2,095	2,408
5% 5/1/21	4,000	4,657
5% 5/1/22	3,720	4,362
5% 5/1/23	6,500	7,708
Series 2015 B, 5% 5/1/24	29,560	35,079
Series 2016 A, 5% 8/1/27 (d)	5,560	6,425
Miami-Dade County School District Series 2015, 5% 3/15/17	3,225	3,433
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,424
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,210
5% 10/1/16	1,325	1,383
Series 2009, 5.25% 10/1/19	1,245	1,413
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,832
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,140
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,629
Series 2010 C, 5% 10/1/17	1,895	2,058
Series 2011 B:
5% 10/1/18	2,250	2,517
5% 10/1/19	2,325	2,672
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,079
5% 12/1/20	880	996
5% 12/1/21	1,100	1,255
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,406
4% 8/1/21	4,040	4,527
5% 8/1/19	3,000	3,416
5% 8/1/21	4,000	4,702
Series 2015 B:
5% 8/1/19	2,735	3,114
5% 8/1/20	1,750	2,025
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,393
5% 10/1/19	1,100	1,256
5% 10/1/20	1,000	1,158
5% 10/1/21	1,000	1,170
5% 10/1/22	1,000	1,178
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,811
5% 10/1/19 (c)	2,025	2,300
5% 10/1/18 (c)	2,745	3,042
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,736
5% 10/1/18 (Escrowed to Maturity)	2,260	2,534
Series 2011, 5% 10/1/19	5,590	6,441
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,628
5% 11/15/17	1,605	1,745
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (c)	2,920	2,920
5% 10/1/16 (FSA Insured) (c)	6,000	6,268
5% 10/1/17 (FSA Insured) (c)	5,000	5,383
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,079
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,222
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	333
5% 8/1/19	310	353

TOTAL FLORIDA		440,322

Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,186
5% 1/1/23	1,000	1,198
5% 1/1/24	1,150	1,387
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	12,500	12,724
2.2%, tender 4/2/19 (a)	9,700	9,933
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,503
5% 1/1/20	4,000	4,607
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	24,745
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,238
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,386
Series 2008 D:
5.75% 1/1/19	14,890	16,813
5.75% 1/1/20	3,555	4,013
Series B, 5% 1/1/17	2,750	2,902
Series GG:
5% 1/1/16	680	688
5% 1/1/20	675	774
5% 1/1/21	1,670	1,951
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,711
5% 10/1/22	1,000	1,185
5% 10/1/23	2,420	2,890
Series R, 5% 10/1/21	5,000	5,880
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,240
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/16	2,415	2,442
5% 1/1/18	1,530	1,608

TOTAL GEORGIA		116,004

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,493
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	2,985
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,400	1,570
5% 8/1/20 (c)	3,050	3,476
5% 8/1/21 (c)	550	636
5% 8/1/22 (c)	2,075	2,414
5% 8/1/23 (c)	1,435	1,681

TOTAL HAWAII		17,255

Illinois - 8.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,549
Series 2008 C:
5.25% 12/1/23	7,665	7,284
5.25% 12/1/24	955	897
Series 2009 D:
4% 12/1/16 (Assured Guaranty Corp. Insured)	950	971
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,283
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,454
Series 2010 F, 5% 12/1/20	760	742
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,935
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,778
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,671
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,438
Series 2009 A, 5% 1/1/22	1,265	1,268
Series 2012 C, 5% 1/1/23	3,220	3,214
4.5% 1/1/20	1,150	1,153
5% 1/1/23	2,920	2,915
Chicago Metropolitan Wtr. Reclamation District Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,319
Series 2014 D, 5% 12/1/17	3,425	3,721
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	711
5% 1/1/21	400	461
5% 1/1/23	2,500	2,948
5% 1/1/22	5,000	5,840
5% 1/1/23	5,900	6,957
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	264
5% 1/1/20	300	319
5% 1/1/21	400	427
5% 1/1/22	300	320
5% 1/1/23	535	569
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,056
Series 2010 E, 5% 1/1/16 (c)	1,500	1,516
Series 2011 B, 5% 1/1/18	6,500	7,041
Series 2012 A, 5% 1/1/21	1,400	1,606
Series 2012 B, 5% 1/1/21 (c)	4,605	5,145
Series 2013 B, 5% 1/1/22	4,000	4,634
Series 2013 D, 5% 1/1/22	3,220	3,731
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,085
4% 1/1/18	2,255	2,368
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,728
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,169
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	437
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,401
5% 1/1/23	1,200	1,291
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,141
Series 2010 A, 5.25% 11/15/22	4,960	5,392
Series 2011 A, 5.25% 11/15/22	1,000	1,102
Series 2012 C:
5% 11/15/19	3,200	3,470
5% 11/15/20	7,210	7,874
5% 11/15/21	4,970	5,448
5% 11/15/22	1,250	1,373
Series 2014 A:
5% 11/15/20	1,000	1,092
5% 11/15/21	500	548
5% 11/15/22	1,000	1,098
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,641
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (a)	10,000	9,962
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,220
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,116
5% 5/15/17	3,520	3,754
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,001
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Escrowed to Maturity)	3,075	3,086
5% 11/1/16 (Escrowed to Maturity)	1,700	1,785
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,267
Series 2012 A, 5% 5/15/23	1,300	1,499
Series 2012:
5% 9/1/18	1,160	1,254
5% 9/1/19	1,115	1,222
5% 9/1/20	1,470	1,623
5% 9/1/21	2,045	2,262
5% 9/1/22	3,530	3,900
Series 2015 A:
5% 11/15/24	1,525	1,778
5% 11/15/25	1,950	2,280
5% 11/15/26	2,000	2,322
5% 11/15/20	1,650	1,903
5% 11/15/22	500	590
5% 11/15/24	1,955	2,340
Illinois Gen. Oblig.:
Series 2004, 5% 11/1/16	11,000	11,464
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,076
Series 2007 B, 5% 1/1/17	9,835	10,268
Series 2010:
5% 1/1/16 (FSA Insured)	3,200	3,232
5% 1/1/21 (FSA Insured)	1,600	1,721
Series 2012:
5% 3/1/19	5,500	5,909
5% 8/1/19	2,660	2,871
5% 8/1/20	6,900	7,480
5% 8/1/21	1,400	1,517
5% 8/1/22	5,800	6,287
Series 2013, 5% 7/1/22	1,265	1,371
Series 2014, 5% 2/1/22	3,000	3,251
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A, 5% 5/15/16 (FSA Insured)	2,325	2,391
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,295
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,144
4.5% 6/15/17	6,075	6,448
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,174
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	580
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,518
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,574
5% 2/1/20	2,275	2,618
Series 2014. 5% 2/1/23	2,225	2,661
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	736
0% 11/1/16 (FSA Insured)	2,235	2,211

TOTAL ILLINOIS		331,756

Indiana - 1.9%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 12/1/15 (a)(c)	5,000	5,000
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	825
5% 8/15/23	1,000	1,187
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,152
Series 2010 A, 5% 2/1/17	2,800	2,966
Series 2012:
5% 3/1/20	650	729
5% 3/1/21	1,225	1,396
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	959
5% 10/1/22	1,600	1,909
Series 2014 A:
5% 10/1/20	375	437
5% 10/1/21	380	448
5% 10/1/22	675	803
Series 2015 A:
5% 10/1/24	1,495	1,818
5% 10/1/25	1,625	1,960
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	4,000	4,151
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	9,900	10,020
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,651
5% 1/1/20	1,250	1,434
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,223
5% 10/1/17	5,000	5,401
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,087
4% 1/15/20	1,345	1,485
4% 1/15/21	1,250	1,386
5% 7/15/19	1,680	1,910
5% 7/15/20	1,170	1,359
5% 7/15/21	1,000	1,176
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	529
5% 7/1/16	500	518
Series Z-1:
5% 7/1/16	1,215	1,258
5% 7/1/17	1,000	1,076
5% 7/1/18	1,500	1,670
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,518
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,000
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,217

TOTAL INDIANA		74,658

Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,729
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	629
5% 11/15/16	875	919
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,013
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	6,245	6,279
5% 11/15/16 (Escrowed to Maturity)	5,410	5,692
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,538
5% 11/15/20 (Escrowed to Maturity)	2,745	3,246

TOTAL KANSAS		22,316

Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,147
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/19	1,000	1,103
5% 6/1/20	1,410	1,572
5% 6/1/21	1,000	1,118
5% 6/1/22	1,560	1,741
5% 6/1/24	1,690	1,898
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,658
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (a)	6,000	6,061
Series 2007 B:
1.15%, tender 6/1/17 (a)	2,600	2,606
1.6%, tender 6/1/17 (a)	8,050	8,128

TOTAL KENTUCKY		36,032

Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,524
5% 6/1/21 (FSA Insured)	5,000	5,810
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.608%, tender 5/1/17 (a)	25,000	25,010
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,065
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,006
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,760
5% 7/1/22	1,000	1,185
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,230
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,040
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,168

TOTAL LOUISIANA		58,798

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,834
5% 7/1/22	1,850	2,214
5% 7/1/24	2,350	2,877

TOTAL MAINE		7,925

Maryland - 1.7%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,137
Series 2012 B, 5% 8/1/16	6,400	6,651
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 0.962%, tender 11/15/17 (a)	14,000	14,040
Series 2013 A:
0.712%, tender 5/15/18 (a)	4,700	4,687
0.732%, tender 5/15/18 (a)	7,100	7,075
Series 2015:
5% 7/1/19	400	443
5% 7/1/22	900	1,024
5% 7/1/23	1,000	1,144
5% 7/1/24	2,000	2,297
5% 7/1/25	1,770	2,040
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	18,343

TOTAL MARYLAND		63,881

Massachusetts - 1.3%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,529
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,580
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1, 4% 7/1/16	1,000	1,028
Series Q2:
4% 7/1/16	1,000	1,028
5% 7/1/17	1,370	1,475
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,313
Bonds Series 2013 U-6E, 0.57%, tender 9/30/16 (a)	5,900	5,903
4.5% 11/15/18 (b)	3,600	3,604
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,235
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,031
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,675
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,874

TOTAL MASSACHUSETTS		50,275

Michigan - 2.7%
Detroit Swr. Disp. Rev. Series 2006 D, 0.79% 7/1/32 (a)	4,070	3,593
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,382
5% 5/1/20	2,635	3,031
5% 5/1/21	2,150	2,508
5% 5/1/22	1,850	2,183
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,388
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,395
5% 11/15/19	1,000	1,142
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/16	2,290	2,346
5% 6/1/17	1,410	1,494
5% 6/1/18	2,430	2,639
Series 2015 A:
5% 8/1/22	2,400	2,815
5% 8/1/23	3,800	4,495
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 2/3/16 (a)	25,000	25,006
Series 2005 A4, 1.625%, tender 11/1/19 (a)	9,215	9,278
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,916
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,658
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,750
5% 10/1/15	3,250	3,250
(Local Govt. Ln. Prog.) Series 2009 C, 5% 5/1/16	1,865	1,910
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,744
5% 9/1/23	500	592
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,595
5% 11/1/19	2,775	3,163
5% 5/1/20	3,630	4,175
5% 11/1/20	1,745	2,026
5% 5/1/21	4,110	4,795
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,295

TOTAL MICHIGAN		102,564

Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,173
5% 1/1/23	1,000	1,186
Series 2014 B:
5% 1/1/21 (c)	2,290	2,636
5% 1/1/22 (c)	2,000	2,331
5% 1/1/23 (c)	1,000	1,173
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/16 (Assured Guaranty Corp. Insured)	565	574
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,011
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,193
5% 1/1/23	1,500	1,810
5% 1/1/24	1,000	1,217

TOTAL MINNESOTA		14,304

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (a)	3,080	3,081
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	842
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,207
Series C, 4% 1/1/16	2,195	2,215

TOTAL NEBRASKA		3,422

Nevada - 1.5%
Clark County School District:
Series 2012 A, 5% 6/15/19	24,610	27,931
Series 2014 A, 5.5% 6/15/16	2,700	2,796
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,818
Series 2012 B, 5% 8/1/20	2,230	2,597
Series 2013 D1:
5% 3/1/23	4,500	5,421
5% 3/1/24	2,700	3,251

TOTAL NEVADA		55,814

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,843
4% 7/1/21	1,520	1,591
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,174
5% 2/1/18	2,500	2,733

TOTAL NEW HAMPSHIRE		10,341

New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,346
5% 2/15/21	2,500	2,813
5% 2/15/22	2,500	2,829
5% 2/15/23	2,750	3,122
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	6,500	6,698
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,743
Series 2011 EE:
5% 9/1/20	1,350	1,448
5% 9/1/20 (Escrowed to Maturity)	3,650	4,252
Series 2012 II:
5% 3/1/21	6,800	7,284
5% 3/1/22	6,290	6,723
Series 2012, 5% 6/15/18	5,600	5,959
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	9,253
Series 2014 PP, 5% 6/15/19	17,000	18,106
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	11,772
5% 6/15/21	11,000	11,809
New Jersey Gen. Oblig. Series O:
5% 8/1/17	6,940	7,450
5.25% 8/1/22	3,930	4,580
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,536
Series 2013:
5% 12/1/18 (c)	6,000	6,587
5% 12/1/19 (c)	3,850	4,293
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.55%, tender 1/1/16 (a)	5,000	4,999
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	200	203
Series 2013 A, 5% 1/1/24	4,345	5,106
Series 2013 C, 0.5% 1/1/17 (a)	16,000	15,924
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,265
Series 2003 B, 5.25% 12/15/19	3,870	4,184
Series 2003 B. 5.25% 12/15/19	5,500	5,950
Series 2012 AA, 5% 6/15/19	1,500	1,599
Series 2013 A:
5% 12/15/19	6,455	6,915
5% 6/15/20	18,000	19,304
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,613

TOTAL NEW JERSEY		206,665

New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,000	11,017
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,307
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,217
Series 2010 A1:
4% 12/1/15	3,700	3,722
4% 12/1/16	6,750	7,022
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,785

TOTAL NEW MEXICO		40,070

New York - 11.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,203
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	712
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,427
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,471
Series 2010 F, 5% 8/1/17	8,365	9,029
Series 2012 C, 4% 8/1/17	2,740	2,908
Series 2014 J, 3% 8/1/16	5,600	5,726
Series 2014 K, 3% 8/1/16	3,900	3,988
Series 2015 C:
5% 8/1/23	10,000	12,058
5% 8/1/24	5,000	6,086
5% 8/1/25	1,700	2,061
Series 2015 F1, 3% 6/1/17	14,370	14,949
Series J8, 0.4% 8/1/21 (a)	7,500	7,486
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,977
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,469
Series 2010 B:
5% 11/1/17	11,740	12,787
5% 11/1/17 (Escrowed to Maturity)	18,260	19,908
5% 11/1/20	5,950	6,856
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	893
5% 11/1/17	8,015	8,730
5% 11/1/17 (Escrowed to Maturity)	2,100	2,287
Series 2012 A:
5% 11/1/17	6,180	6,728
5% 11/1/17 (Escrowed to Maturity)	820	893
5% 11/1/20	4,500	5,281
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,656
Series 2012 A, 4% 5/15/20	8,000	8,948
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,963
New York Dorm. Auth. Revs.:
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,596
Series 2009 A, 5% 7/1/16	8,390	8,675
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/17	90,000	95,883
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,339
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.662%, tender 11/1/15 (a)	13,300	13,300
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,022
Series 2008 B2:
5% 11/15/19	6,185	7,101
5% 11/15/20	5,500	6,426
5% 11/15/21	4,000	4,730
Series 2012 B, 5% 11/15/22	2,000	2,394
Series 2012 D, 5% 11/15/18	2,515	2,820
Series 2012 E:
4% 11/15/19	4,000	4,433
5% 11/15/21	2,435	2,879
Series 2012 F, 5% 11/15/19	5,000	5,740
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,019
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,067
Series 2011 A1:
5% 4/1/17	1,500	1,601
5% 4/1/18	3,500	3,864
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	17,939
Series 2011 A, 5% 3/15/21	18,425	21,763
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	20,625
Series 2013 B, 5% 6/1/21	3,400	3,505
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	2,930	2,997

TOTAL NEW YORK		442,198

North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,057
4% 6/1/18	1,280	1,381
4% 6/1/20	1,000	1,111
5% 6/1/19	1,305	1,482
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	5,986
5% 3/1/18	1,500	1,647
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,606
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/16 (Escrowed to Maturity)	6,035	6,105
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,348
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/16	1,000	1,030
5% 6/1/17	3,220	3,445
5% 6/1/18	3,820	4,197
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22 (d)	5,000	5,869
5% 1/1/23 (d)	1,500	1,774
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.582%, tender 12/1/15 (a)	11,500	11,500

TOTAL NORTH CAROLINA		56,538

North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,836
Ohio - 3.4%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	39,771
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,119
5% 6/1/17	3,500	3,728
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,010
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,041
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,388
5% 6/15/23	1,855	2,077
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,155
5% 12/1/20	2,205	2,517
5% 12/1/21	2,045	2,358
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/16 (FSA Insured)	1,105	1,138
5% 6/1/17 (FSA Insured)	1,160	1,240
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (a)	13,300	13,594
Series 2009 C, 5.625% 6/1/18	1,395	1,488
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,505
Series 2010 C:
4% 10/1/15	3,200	3,200
5% 10/1/16	1,250	1,308
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,535
Series 2010 A, 5% 10/1/15	1,185	1,185
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,819
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,551
Series 2011 A, 5% 8/1/17	3,070	3,313
Series 2012 C, 5% 9/15/21	4,350	5,191
Series 2013 B, 4% 6/15/16	2,200	2,258
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,053
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	4,971
5% 12/1/16 (Escrowed to Maturity)	280	295
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	10,225	10,513

TOTAL OHIO		131,321

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	487
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,033
Series 2004 A, 2.375% 12/1/21	1,350	1,359
Series 2012, 5% 2/15/21	1,600	1,861
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,062
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,866

TOTAL OKLAHOMA		15,668

Oregon - 0.0%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/16	1,750	1,786
Pennsylvania - 5.0%
Allegheny County Arpt. Auth. Rev. Series A, 5% 1/1/16 (FSA Insured) (c)	1,000	1,011
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (a)	5,250	5,288
Series 2006 B, 3.5%, tender 6/1/20 (a)	6,000	6,043
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,033
5% 7/1/17	1,255	1,346
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,352
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,064
4% 10/1/19	660	706
5% 10/1/20	1,260	1,404
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,654
5% 3/1/19	2,310	2,551
5% 3/1/20	2,140	2,403
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,379
5% 7/1/22	5,200	5,384
5% 1/1/23	3,000	3,034
5% 7/1/23	215	215
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,328
Series 2006, 4.25% 3/1/24 (Pre-Refunded to 3/1/17 @ 100)	6,000	6,322
Series 2010 A3, 5% 7/15/16	3,900	4,044
Series 2011, 5% 7/1/21	1,900	2,220
Series 2013 1, 5% 4/1/16	2,655	2,719
5% 6/1/17	9,000	9,650
5% 8/15/17	18,000	19,446
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	390
5% 12/1/21	275	327
5% 12/1/22	855	1,027
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,622
Series 2013 A, 0.62% 12/1/17 (a)	6,400	6,375
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	1,000	1,035
Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,300	2,387
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,049
5% 12/15/16 (FSA Insured)	7,275	7,662
Series 2011:
5.25% 8/1/17	6,165	6,650
5.25% 8/1/18	5,515	6,133
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,159
5% 11/15/18	3,430	3,799
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,132
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	6,000	6,194
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/16 (FSA Insured)	5,620	5,705
Pittsburgh School District Series 2010 A, 5% 9/1/16 (FSA Insured)	1,685	1,755
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,434
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,095
5% 6/1/19	200	224
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,449
5% 4/1/20	1,250	1,405
5% 4/1/21	1,000	1,132
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,358

TOTAL PENNSYLVANIA		192,094

Rhode Island - 0.7%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,293
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A, 5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,836
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,079
5% 5/15/19	1,500	1,646
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,108
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,884
5% 6/1/27	1,000	1,094

TOTAL RHODE ISLAND		26,940

South Carolina - 2.0%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,360
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,201
5% 12/1/26	1,100	1,280
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,178
5% 12/1/20	1,000	1,167
Series 2012 C, 5% 12/1/17	10,535	11,471
Series 2014 C:
5% 12/1/22	1,100	1,317
5% 12/1/23	5,000	6,040
Series 2015 C:
5% 12/1/18 (d)	15,000	16,793
5% 12/1/19 (d)	18,690	21,444
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,673

TOTAL SOUTH CAROLINA		76,924

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/16	500	520
5% 9/1/17	490	527
Series 2011:
5% 9/1/17	1,100	1,184
5% 9/1/18	1,200	1,328
5% 9/1/19	1,255	1,420
Series 2014 B:
4% 11/1/19	400	443
4% 11/1/20	625	697
4% 11/1/21	500	562
5% 11/1/22	375	447

TOTAL SOUTH DAKOTA		7,128

Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,147
5% 1/1/20	2,500	2,844
5% 1/1/21	2,500	2,895
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,785
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,876
5% 7/1/17	1,100	1,179

TOTAL TENNESSEE		12,726

Texas - 9.2%
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,006
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,370
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,565
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,263
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,705	2,880
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,298
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,132
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,020
Series 2013 F:
5% 11/1/19	2,000	2,292
5% 11/1/20	1,500	1,751
5% 11/1/21	3,000	3,529
5% 11/1/22	5,000	5,945
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,582
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,796
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (a)	5,150	5,160
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,755
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,399
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.42% 6/1/16 (a)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	526
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,666
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	7,895
Series 2012 A, 5% 7/1/23 (c)	2,000	2,300
Series A, 5% 7/1/16	1,080	1,118
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,498
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.62%, tender 8/1/16 (a)	9,200	9,200
5% 5/15/22	5,000	5,969
5% 5/15/23	7,000	8,454
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,300	1,385
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,281
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,266
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,466
Series 2010, 5% 5/15/17	3,005	3,209
5% 5/15/16	2,355	2,421
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,005
5% 7/1/18	3,030	3,361
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,929
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.6%, tender 11/2/15 (a)(c)	12,450	12,450
North East Texas Independent School District Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,808
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,778
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,610
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,365	6,501
1%, tender 6/1/16 (a)	20,000	20,064
1.2%, tender 8/1/17 (a)	28,800	28,977
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17(c)	2,000	2,164
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,396
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,145
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,453
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,152
5% 9/15/21	1,000	1,172
5% 9/15/22	3,440	4,064
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,657
5% 5/15/20	6,000	6,979
5% 5/15/21	5,000	5,921
San Jacinto Cmnty. College District Series 2009, 5% 2/15/16	2,000	2,035
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,063
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	881
5% 8/15/23	1,000	1,185
Series 2013:
4% 9/1/18	400	428
5% 9/1/19	655	735
5% 9/1/20	915	1,043
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,803
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	50	52
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,788
Series 2009 A, 5% 10/1/16	3,400	3,559
Series 2014, 5% 10/1/16	10,645	11,143
Texas Muni. Pwr. Agcy. Rev. Series 2010, 5% 9/1/16	750	781
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,193
4% 7/1/18	2,200	2,220
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	10,700	12,180
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007:
5% 4/1/20 (Pre-Refunded to 4/1/17 @ 100)	2,285	2,433
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,200	2,343
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	2,000	2,130
Series 2015, 3% 10/1/17	34,000	35,576
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,173
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,219
Series 2010 B, 5% 8/15/21	1,800	2,151
Univ. of Texas Permanent Univ. Fund Rev. Series 2015 B, 4% 7/1/17	5,625	5,961

TOTAL TEXAS		353,655

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,176
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,751

TOTAL UTAH		6,927

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,240
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,000
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	661
5% 7/15/21	400	459
Fairfax County Gen. Oblig.:
5% 10/1/19	8,000	9,228
5% 10/1/20	6,710	7,909
5% 10/1/21	3,000	3,603
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,696
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/17	12,830	13,599
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,162
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,666
Series Xll, 5% 4/15/16	3,940	4,041
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,532

TOTAL VIRGINIA		49,556

Washington - 1.3%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,584
5% 1/1/21	1,865	2,195
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,686
5% 12/1/17	2,950	3,212
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,620
Port of Seattle Rev.:
Series 2010 C:
5% 2/1/16 (c)	2,000	2,030
5% 2/1/17 (c)	2,500	2,637
Series 2015 B, 5% 3/1/17	5,000	5,300
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,120
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,723
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,535
4% 1/1/21	2,000	2,246
5% 1/1/20	3,000	3,444
5% 1/1/21	1,770	2,076
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,562

TOTAL WASHINGTON		48,970

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(c)	7,000	7,053
1.9%, tender 4/1/19 (a)	5,990	5,988

TOTAL WEST VIRGINIA		13,041

Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,833
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (c)	1,720	1,733
Series 2013 A:
5% 12/1/20 (c)	1,330	1,527
5% 12/1/22 (c)	1,470	1,711
5.25% 12/1/23 (c)	1,540	1,837
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,321
Series 2014 B, 5% 5/1/16	2,600	2,671
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	395
4% 5/1/19	285	302
5% 5/1/20	410	451
5% 5/1/21	640	705
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,214
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,596
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,115
5% 12/15/16	1,440	1,516
5% 12/15/17	1,540	1,675
Series 2012, 5% 10/1/21	1,400	1,639

TOTAL WISCONSIN		26,241

TOTAL MUNICIPAL BONDS
(Cost $3,573,255)		3,627,971

Municipal Notes - 4.0%
Connecticut - 1.1%
Hartford Gen. Oblig. BAN 2% 10/27/15	16,000	$16,020
New Britain Gen. Oblig. BAN 2.5% 3/25/16	24,000	24,247
New London BAN 2% 3/24/16	3,155	3,180

TOTAL CONNECTICUT		43,447

Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 10/7/15, VRDN (a)	4,300	4,300
Series 2010 B1, 0.3% 10/7/15, VRDN (a)	35,600	35,600

TOTAL LOUISIANA		39,900

New Jersey - 0.3%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	10,400	10,418
New York - 1.2%
Lockport City School District BAN:
Series 2015 A, 2% 8/5/16	8,705	8,806
Series 2015 B, 2% 8/5/16	15,000	15,174
Oceanside Union Free School District TAN 2% 6/21/16	13,500	13,647
Rockland County Gen. Oblig. TAN 2% 3/16/16	9,800	9,863

TOTAL NEW YORK		47,490

North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.34% 10/7/15, VRDN (a)(c)	5,900	5,900
Ohio - 0.1%
Marietta BAN Series 2015, 1% 5/13/16	1,750	1,754
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2009 C, 0.3% 10/1/15, VRDN (a)	5,100	5,100
TOTAL MUNICIPAL NOTES
(Cost $153,969)		154,009
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $3,727,224)		3,781,980
NET OTHER ASSETS (LIABILITIES) - 1.6%		62,752
NET ASSETS - 100%		$3,844,732

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,459,000 or 0.7% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $3,727,224,000. Net unrealized appreciation aggregated $54,756,000, of which $64,256,000 related to appreciated investment securities and $9,500,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2015

1.807731.111
MIR-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$1,045,000	$1,079,140
Series 2006 A, 5% 10/1/23	1,000,000	1,023,620
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	984,257
6.25% 10/1/34 (a)	1,000,000	1,186,340
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,386,606

TOTAL GUAM		5,659,963

Michigan - 93.8%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,731,854
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,583,501
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,337,000	1,517,161
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,196,070
5% 11/1/26	1,000,000	1,181,650
5% 11/1/27	700,000	818,370
5% 11/1/28	250,000	289,383
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,079,862
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,843,807
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,901,765
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,910,250
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,707,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,271,674
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,541,162
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,850,076
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,420
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,058,920
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,043,440
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,046,650
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,113,520
5% 10/1/22 (FSA Insured)	1,000,000	1,111,920
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,649,743
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,340
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (Pre-Refunded to 5/1/16 @ 100)	1,225,000	1,259,116
5% 5/1/28 (Pre-Refunded to 5/1/16 @ 100)	1,250,000	1,284,813
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,275,000	1,310,509
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,552,699
5% 5/1/26 (FSA Insured)	1,385,000	1,635,450
5% 5/1/27 (FSA Insured)	1,425,000	1,669,630
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,822,953
5% 5/1/19	1,375,000	1,556,638
5% 5/1/20	1,575,000	1,818,448
5% 5/1/21	1,575,000	1,841,963
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,394,073
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,235,378
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,359,593
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,509,982
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,348,304
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,251,175
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,383,863
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,652,350
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,406,905
5% 5/1/19 (FSA Insured)	1,315,000	1,452,128
Grand Rapids San. Swr. Sys. Rev.:
Series 2008, 5% 1/1/38	3,320,000	3,571,025
Series 2012, 5% 1/1/37	1,250,000	1,403,750
Series 2014:
5% 1/1/27	1,300,000	1,545,908
5% 1/1/29	800,000	935,720
5% 1/1/30	2,000,000	2,324,840
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Pre-Refunded to 1/1/16 @ 100)	5,000,000	5,058,150
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,228,520
Series 2014 A, 5% 7/1/47	1,400,000	1,502,312
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	545,120
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,434,700
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,544,984
Series 2014 B:
5% 12/1/25	500,000	598,995
5% 12/1/26	1,900,000	2,257,409
5% 12/1/28	1,800,000	2,108,286
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,004,308
5% 5/1/32 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,004,308
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	542,965
5.25% 5/1/21 (FSA Insured)	2,000,000	2,210,460
5.25% 5/1/24 (FSA Insured)	2,100,000	2,320,416
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,346,404
4% 5/1/25	500,000	547,825
5% 5/1/20	1,000,000	1,150,270
5% 5/1/22	600,000	707,898
5.25% 5/1/41	1,750,000	1,992,988
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,039,947
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,394,720
Kalamazoo Pub. Schools:
Series 2006, 5.25% 5/1/16 (FSA Insured)	1,500,000	1,540,830
5% 5/1/17 (FSA Insured)	1,595,000	1,636,980
5% 5/1/17 (Pre-Refunded to 5/1/16 @ 100)	1,570,000	1,613,725
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,567,147
5% 1/1/29	4,390,000	5,214,486
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,177,714
6.25% 7/1/40	165,000	165,399
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,998,650
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,113,330
4% 5/1/22	1,000,000	1,117,360
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,753,380
5% 5/1/23	1,500,000	1,749,930
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,832,000
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,353,726
5% 5/1/25	1,540,000	1,816,938
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,481,706
5% 5/1/20 (FSA Insured)	1,425,000	1,562,128
5% 5/1/22 (FSA Insured)	1,395,000	1,528,111
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,642,666
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I, 5% 4/15/29	7,000,000	8,244,460
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,281,960
Series IA:
5.375% 10/15/41	3,000,000	3,427,500
5.5% 10/15/45	10,000,000	11,470,000
6% 10/15/38	1,970,000	2,232,700
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,497,438
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,366,413
5% 1/1/40	3,000,000	3,152,100
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,256,805
Series 2012 A:
4.125% 6/1/32	3,000,000	3,025,080
5% 6/1/27	125,000	136,818
5% 6/1/39	12,790,000	13,872,276
Series 2012 B, 5% 7/1/22	2,600,000	2,689,310
Series 2012:
5% 11/15/24	660,000	774,378
5% 11/15/25	1,000,000	1,166,170
5% 11/1/26	6,425,000	7,401,729
5% 11/15/26	800,000	926,712
5% 11/15/36	6,200,000	6,756,326
5% 11/1/42	2,000,000	2,170,800
5% 11/15/42	4,500,000	4,853,925
Series 2013:
5% 10/1/25	1,255,000	1,500,327
5% 8/15/30	4,105,000	4,575,556
5% 8/15/31	2,310,000	2,562,991
Series 2014 H1:
5% 10/1/22	1,000,000	1,177,800
5% 10/1/25	2,250,000	2,672,438
5% 10/1/39	8,600,000	9,510,654
Series 2014:
5% 6/1/25	1,000,000	1,176,440
5% 6/1/26	700,000	811,783
5% 6/1/27	700,000	804,846
Series 2015:
5% 11/15/26	2,250,000	2,627,348
5% 11/15/27	3,500,000	4,064,760
5% 11/15/28	1,835,000	2,112,929
Series MI, 5.5% 12/1/28	5,000,000	6,097,200
Michigan Gen. Oblig.:
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,415,250
Series 2015 A:
5% 12/1/27	2,600,000	3,177,096
5% 12/1/28	2,000,000	2,423,940
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,047,620
Series 2009, 5.25% 11/15/24	3,000,000	3,422,370
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,754,213
Series 2012 A, 5% 6/1/24	2,765,000	3,221,336
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,410,021
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,071,950
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	579,234
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	3,725,000	3,923,207
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,251,584
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,500,000	5,595,040
Series 2008 A1:
6.5% 12/1/33	1,035,000	1,187,321
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,654,196
5% 11/15/18	500,000	543,210
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,339,525
5% 11/15/19	290,000	314,551
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	776,378
5% 11/15/20	575,000	622,921
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,558,223
5% 11/15/31	1,450,000	1,551,283
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,881,890
Michigan Muni. Bond Auth. Rev.:
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27 (Pre-Refunded to 10/1/16 @ 100)	3,225,000	3,377,865
Series 2005, 5% 10/1/23	385,000	443,439
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,221,230
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,678,883
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,049,469
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,164,520
Series 2011, 5% 11/15/36	2,000,000	2,270,760
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,291,424
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	440,509
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	513,873
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,725,144
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,352,707
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,175,823
Northville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,475,000	1,480,089
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,359,400
5% 3/1/25	1,225,000	1,414,618
5% 3/1/26	1,290,000	1,474,844
5% 3/1/37	4,000,000	4,379,960
Series 2013 A:
5% 3/1/25	995,000	1,155,623
5% 3/1/26	1,620,000	1,866,191
5% 3/1/27	815,000	932,979
5% 3/1/38	2,900,000	3,175,587
Series 2014:
5% 3/1/28	335,000	386,593
5% 3/1/29	525,000	601,225
5% 3/1/39	3,000,000	3,322,830
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,121,726
5.25% 5/1/27 (FSA Insured)	1,135,000	1,248,648
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,071,427
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,092,490
Series 2005, 5% 5/1/16 (FSA Insured)	1,025,000	1,025,420
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,489,150
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,717,229
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,258,048
5% 5/1/38 (FSA Insured)	1,000,000	1,077,710
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,501,143
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,626,748
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,350,081
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	933,598
5% 5/1/25	1,000,000	1,202,200
5% 5/1/26	1,385,000	1,648,233
5% 5/1/24	570,000	682,244
5% 5/1/25	1,640,000	1,971,608
5% 5/1/26	1,715,000	2,040,953
5% 5/1/27	1,795,000	2,119,590
5% 5/1/28	1,885,000	2,208,598
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,341,391
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,147,504
Series 2014 D:
5% 9/1/26	1,000,000	1,146,790
5% 9/1/27	1,175,000	1,338,125
5% 9/1/28	1,870,000	2,117,775
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,470,850
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,737,026
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,090,118
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,130,820
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23 (c)	1,575,000	1,819,692
5% 5/1/24 (c)	3,200,000	3,730,336
5% 5/1/25 (c)	2,355,000	2,753,419
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,795,133
Troy School District Series 2006, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,030
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,820
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,361,623
5% 12/1/25	5,120,000	5,964,698
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,657,100
Series 2012 A:
5% 12/1/22	2,220,000	2,575,200
5% 12/1/23	2,300,000	2,697,555
Series 2014 C:
5% 12/1/29 (a)	720,000	805,745
5% 12/1/31 (a)	860,000	950,334
5% 12/1/34 (a)	1,655,000	1,797,942
Series 2015 F, 5% 12/1/27 (a)(c)	4,810,000	5,420,630
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,035,589
5% 5/1/26	2,000,000	2,327,480
Series 2014 1:
5% 5/1/30	725,000	822,143
5% 5/1/32	500,000	562,210
5% 5/1/34	900,000	1,004,859
5% 5/1/35	250,000	278,538
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,862,014
Series 2014:
5% 11/15/17	45,000	48,879
5% 11/15/25	320,000	380,794
5% 11/15/26	400,000	471,380
5% 11/15/28	650,000	752,382
5% 11/15/29	750,000	862,973
5% 11/15/30	855,000	977,222
5% 11/15/31	700,000	792,960
Series 2015 A, 5% 11/15/28	2,505,000	2,929,673
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,176,150
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,260
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,881,544
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,167,130
5% 5/1/28 (FSA Insured)	500,000	576,365
5% 5/1/29 (FSA Insured)	1,000,000	1,143,830
5% 5/1/30 (FSA Insured)	1,000,000	1,135,900

TOTAL MICHIGAN		561,332,233

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,662,030
Series 2009 B, 5% 10/1/25	1,200,000	1,320,888

TOTAL VIRGIN ISLANDS		2,982,918

TOTAL MUNICIPAL BONDS
(Cost $540,269,714)		569,975,114
TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $540,269,714)		569,975,114
NET OTHER ASSETS (LIABILITIES) - 4.8%		28,683,364
NET ASSETS - 100%		$598,658,478

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $540,115,753. Net unrealized appreciation aggregated $29,859,361, of which $30,331,678 related to appreciated investment securities and $472,317 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2015

1.807743.111
PFL-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$640,326
6.25% 10/1/34 (a)	700,000	830,438
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,057,284

TOTAL GUAM		2,528,048

Pennsylvania - 93.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,148,790
Allegheny County Series C:
5% 12/1/28	1,000,000	1,166,890
5% 12/1/30	1,365,000	1,569,122
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,545,000	2,572,588
Series 2006 B:
5% 1/1/21 (FGIC Insured) (a)	3,190,000	3,644,862
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,903,341
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,122,400
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,361,408
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,738,110
5% 12/1/27 (Build America Mutual Assurance Insured)	2,500,000	2,992,925
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,599,192
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,966,640
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,899,243
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,128,360
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,144,000
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	275,320
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,264,491
Series 2015 A:
5% 7/1/26	500,000	568,940
5% 7/1/27	490,000	553,210
5% 7/1/28	540,000	604,913
5% 7/1/29	710,000	789,776
5% 7/1/30	685,000	756,637
5% 7/1/35	1,885,000	2,040,437
5% 7/1/39	6,675,000	7,136,376
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,218,800
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,332,940
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	912,424
5% 6/1/25	1,175,000	1,335,517
5% 6/1/26	1,250,000	1,416,700
5% 6/1/42	12,000,000	12,978,475
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,668,702
5% 11/1/42	3,000,000	3,269,880
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	2,055,000	2,154,770
5% 6/1/42	7,410,000	7,995,983
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,627,958
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,781,657
Series 2012:
5% 8/1/21	350,000	409,948
5% 8/1/22	300,000	355,020
Series 2014:
5% 8/1/23	1,050,000	1,254,351
5% 8/1/24	1,100,000	1,328,085
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,671,700
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,129,100
Series 2014 A:
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,591,420
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	255,710
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,472,088
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,946,928
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	561,090
5% 8/1/31	3,080,000	3,510,368
5% 8/1/34	1,000,000	1,128,460
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,001,109
5.375% 7/1/42	2,130,000	2,315,480
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,021,820
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	712,283
6% 6/1/39	1,625,000	1,815,824
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,116,184
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,836,624
5% 4/1/44	1,295,000	1,446,670
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,834,350
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,892,280
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,251,990
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,308,410
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,520,792
5% 1/1/41	2,740,000	2,916,264
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,805,445
5% 2/15/27	3,625,000	4,365,008
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,138,200
Series 2012 A:
5% 6/1/23	3,850,000	4,469,927
5% 6/1/24	1,500,000	1,734,540
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	922,266
Series 2014 A:
4% 10/1/19	185,000	197,943
5% 10/1/20	215,000	239,529
5% 10/1/21	245,000	272,528
5% 10/1/22	275,000	305,415
5% 10/1/23	305,000	340,017
5% 10/1/24	335,000	375,388
5% 10/1/25	750,000	831,240
5% 10/1/26	1,000,000	1,097,840
5% 10/1/27	1,000,000	1,089,060
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,121,940
5% 4/1/42	1,000,000	1,120,150
Moon Area School District Series 2015 A, 5% 11/15/29	3,000,000	3,459,630
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,295,522
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,599,974
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,995,041
5% 3/1/25	3,255,000	3,709,007
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	340,000	340,741
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15 (Escrowed to Maturity)	2,000,000	2,002,820
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,007,200
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	885,798
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,701,900
Second Series 2009, 5% 4/15/25	500,000	561,745
Series 2012, 5% 6/1/25	10,000,000	11,616,900
Series 2013, 5% 10/15/27	2,255,000	2,639,478
Series 2015 1, 5% 3/15/31	7,000,000	8,050,700
Series 2015, 5% 3/15/33	2,880,000	3,281,990
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,580,550
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	271,835
5% 3/1/20	300,000	340,206
5% 3/1/22	275,000	320,408
5% 3/1/23	585,000	682,871
5% 3/1/42	3,950,000	4,297,916
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22	2,655,000	3,036,762
Series 2011 A, 5.75% 8/15/41	4,980,000	5,845,275
First Series 2012:
5% 4/1/20	750,000	853,395
5% 4/1/21	500,000	576,765
5% 4/1/22	600,000	698,310
5% 4/1/23	800,000	943,240
5% 4/1/24	1,100,000	1,293,292
Series 2010 E, 5% 5/15/31	2,500,000	2,789,025
Series 2010, 5% 9/1/30	1,150,000	1,322,029
Series 2011 A, 5% 9/1/41	2,000,000	2,211,840
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,479,563
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,472,913
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,464,088
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,175,024
Pennsylvania State Univ.:
Series 2008 A, 5% 8/15/29	3,945,000	4,280,364
Series 2010, 5% 3/1/40	4,385,000	4,891,906
Series 2015 A:
5% 9/1/30	1,100,000	1,299,705
5% 9/1/31	1,415,000	1,662,554
5% 9/1/31	4,000,000	4,699,800
5% 9/1/32	1,500,000	1,753,995
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,340,080
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/25 (Pre-Refunded to 6/1/16 @ 100)	4,345,000	4,480,086
5% 12/1/26 (Pre-Refunded to 6/1/16 @ 100)	3,500,000	3,608,815
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,402,800
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,231,380
Series 2013 A2, 0% 12/1/38 (c)	2,500,000	2,423,800
Series 2014 A, 5% 12/1/31	865,000	984,742
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	3,915,285
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	8,665,000	9,533,840
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,453,279
Series 1998 A, 5.25% 8/1/17	3,555,000	3,824,398
5% 8/1/29	2,000,000	2,252,760
5% 8/1/30	1,500,000	1,680,285
5% 8/1/31	1,100,000	1,231,241
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,592,500
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,697,040
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,784,000
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,147,220
5% 4/15/25	2,230,000	2,537,918
Series 2015 A, 5% 4/15/29	3,000,000	3,377,430
Philadelphia School District:
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,093,600
Series 2010 C, 5% 9/1/21	4,000,000	4,474,560
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,386,640
Series 2011 A, 5% 1/1/41	2,715,000	2,944,770
Series 2015 B, 5% 7/1/30	3,500,000	4,007,640
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,573,415
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,349,920
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	685,711
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,522,898
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,180,344
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,338,026
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,143,500
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,674,920
Series 2014 A, 5% 9/1/23	1,000,000	1,182,670
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	984,930
5% 9/1/20 (FSA Insured)	1,050,000	1,215,081
5% 9/1/21 (FSA Insured)	730,000	857,626
5% 9/1/22 (FSA Insured)	885,000	1,052,292
5% 9/1/23 (FSA Insured)	1,085,000	1,300,839
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,180,950
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,080,000	1,211,144
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,612,410
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,528,680
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,106,440
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,970,179
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,109,960
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,275,480
Series 2007 B, 5.25% 9/15/28	2,500,000	2,871,200
Series 2009 B, 5% 9/15/28	2,000,000	2,247,020
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,933,116
Series 2011 B, 5.75% 1/1/41	1,500,000	1,736,730
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,089,790
5% 7/1/25	4,465,000	5,063,310
5.25% 7/1/20	1,000,000	1,107,980
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,633,750
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,226,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,383,183
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,783,739

TOTAL PENNSYLVANIA		438,604,230

Pennsylvania, New Jersey - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	594,460
5% 7/1/23	1,000,000	1,172,390
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,425,000	1,534,839
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,854,165

TOTAL PENNSYLVANIA, NEW JERSEY		7,155,854

TOTAL INVESTMENT PORTFOLIO - 96.0%
(Cost $425,829,806)		448,288,132
NET OTHER ASSETS (LIABILITIES) - 4.0%		18,690,238
NET ASSETS - 100%		$466,978,370

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $425,814,129. Net unrealized appreciation aggregated $22,474,003, of which $23,058,584 related to appreciated investment securities and $584,581 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2015

1.807726.111
HIY-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	3,500	3,626
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,636
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,378

TOTAL ALABAMA		12,640

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$2,670	$2,976
5.25% 10/1/20 (FSA Insured)	8,000	9,188
5.25% 10/1/26 (FSA Insured)	2,570	2,935
5.25% 10/1/28 (FSA Insured)	8,345	9,483
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,106
Series 2007 B, 1%, tender 1/1/37 (b)	3,000	2,606
Series 2008 D:
5.5% 1/1/38	12,000	12,912
6% 1/1/27	2,600	2,861
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,638
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,852
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,747
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,752
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	1,165	1,192
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,983
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,240
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,215
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,177
5% 7/1/23	2,000	2,347
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,755
Series 2012 A:
5% 7/1/24	1,140	1,355
5% 7/1/26	1,000	1,174
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	700	785
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,992
5.5% 12/1/29	7,900	9,321
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	929
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,740

TOTAL ARIZONA		110,261

California - 16.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,253
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,528
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,388
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,693
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,126
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,013
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,614
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,232
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	22,700	24,216
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	1,978
5% 8/1/19	8,310	8,783
5% 8/1/20	5,355	5,658
5% 10/1/22	2,300	2,641
5% 11/1/22	3,100	3,372
5% 12/1/22	6,800	7,420
5% 11/1/24	1,600	1,738
5% 9/1/27	4,870	5,068
5% 9/1/31	22,500	23,374
5% 9/1/32	24,995	25,954
5% 9/1/33	15,845	16,453
5% 9/1/35	1,905	1,976
5.25% 9/1/23	24,300	29,431
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,795
5.25% 3/1/38	9,000	9,803
5.25% 11/1/40	3,200	3,683
5.5% 8/1/27	14,700	16,562
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,092
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,826
5.6% 3/1/36	2,550	2,974
5.75% 4/1/31	5,020	5,802
6% 3/1/33	23,800	28,585
6% 4/1/38	19,600	22,849
6% 11/1/39	10,020	11,943
6.5% 4/1/33	7,900	9,401
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	11,522
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,701
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,740
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,906
5% 6/1/28	6,175	7,226
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,590
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,568
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,726
5% 3/1/22	1,695	1,797
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,320
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,990
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,704
5.25% 10/1/26	5,000	5,938
Series 2012 A:
5% 4/1/25	4,700	5,563
5% 4/1/26	13,495	15,929
Series 2012 G, 5% 11/1/25	4,000	4,770
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,859
5% 12/1/23	7,355	8,692
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,580
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,869
Series 2009 G1, 5.75% 10/1/30	2,500	2,923
Series 2009 I:
6.125% 11/1/29	1,600	1,905
6.375% 11/1/34	4,600	5,549
Series 2010 A, 5.75% 3/1/30	4,900	5,739
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,785
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,501
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,668
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,404
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,189
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,472
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,488
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,399
5.5% 8/1/29	2,000	2,304
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,553
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,223
5% 3/1/27	2,000	2,280
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,325	4,986
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,390	6,326
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,337
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,678
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,482
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,424
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	2,500	2,914
Series 2012:
5% 1/15/26	4,535	5,216
5% 1/15/28	4,345	4,974
5% 1/15/29	5,370	6,104
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/22	2,320	2,721
Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,878
5% 8/1/26	1,025	1,198
5% 8/1/27 (FSA Insured)	1,160	1,366
5% 8/1/29	1,750	1,999
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,689
5% 2/1/24	8,200	9,469
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,580
Series 2012 P:
5% 5/1/23 (c)	6,455	7,551
5% 5/1/24 (c)	9,900	11,495
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,216
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,476
Series B:
0% 8/1/37	7,800	2,992
0% 8/1/38	10,200	3,711
0% 8/1/39	20,100	6,947
0% 8/1/40	3,000	987
0% 8/1/41	13,610	4,259
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,428
5% 9/1/29	2,650	2,922
5% 9/1/31	1,200	1,306
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,748
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,950
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,147
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,108
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,695
0% 7/1/39	9,650	3,466
0% 7/1/41	21,370	6,866
Series 2008 E:
0% 7/1/47 (a)	7,400	3,759
0% 7/1/49	25,500	5,959
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	12,800	14,022
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,779
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,426
5% 6/1/30	16,190	18,713
5% 6/1/31	11,785	13,560
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	6,375	7,356
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,743
Series 2010 B, 0% 8/1/47	18,400	4,459
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,997
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,592
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	492
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,026
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,636
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,250
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,409
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B, 5.5% 5/15/17 (AMBAC Insured)	2,545	2,548
Series O:
5.25% 5/15/39	2,010	2,270
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	449
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,237
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,254
5% 7/1/27	1,840	1,934
Series 2009 A, 5.75% 7/1/24	1,750	1,963
Series 2010 A, 5.5% 7/1/38	3,815	4,044
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,322
Series 2012:
5% 8/1/24	3,625	4,318
5% 8/1/25	10,000	11,820

TOTAL CALIFORNIA		896,843

Colorado - 0.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,388
0% 7/15/22 (Escrowed to Maturity)	15,700	13,609
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,201
5% 9/1/22	1,500	1,613
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,689
Series 2011 A, 5% 11/15/15 (c)	3,000	3,017
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,851
Series 2010 C, 5.375% 9/1/26	1,000	1,118

TOTAL COLORADO		39,486

District Of Columbia - 1.0%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	8,140	9,843
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,832
Series B, 4.75% 6/1/32	2,200	2,375
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	7,089
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	6,737
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	14,487
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,746
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,117
5.25% 7/1/27	4,390	4,962
5.25% 7/1/28	3,000	3,385

TOTAL DISTRICT OF COLUMBIA		53,573

Florida - 13.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,045	2,110
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,714
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/25 (Pre-Refunded to 7/1/17 @ 100)	3,540	3,813
Series 2015 C:
5% 7/1/25	2,000	2,397
5% 7/1/26	1,000	1,184
5% 7/1/28	1,745	2,035
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,112
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/3/17 @ 100)	3,700	3,973
Series 2012 A:
5% 7/1/23	21,020	24,687
5% 7/1/27	5,695	6,504
Series 2015 A:
5% 7/1/24	1,915	2,300
5% 7/1/26	7,200	8,623
Series 2015 B:
5% 7/1/24	1,940	2,330
5% 7/1/25	2,355	2,850
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	8,500	9,620
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,936
5% 6/1/20	3,000	3,453
Series 2012 A1, 5% 6/1/21	8,400	9,819
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,633
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	13,867
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,326
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,427
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,852
Series 2011 E, 5% 6/1/24	6,600	7,735
Series 2011 F, 5% 6/1/23	6,070	7,156
Series A, 5.5% 6/1/38	2,000	2,221
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,032
5% 10/1/17	2,130	2,137
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,372
5% 7/1/18	3,320	3,331
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,455
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,243
Series 2011 B, 5% 7/1/23	10,175	12,052
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	5,897
Series 2015 C:
5% 10/1/30	3,270	3,594
5% 10/1/40	1,000	1,072
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,618
Series 2009 A, 6.25% 10/1/31	3,000	3,552
Series 2015 B:
5% 10/1/28	1,000	1,180
5% 10/1/30	1,800	2,087
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,975
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,013
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,239
5% 6/1/25	1,285	1,482
5% 6/1/26	1,375	1,572
5% 6/1/46	2,510	2,658
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/15 (Escrowed to Maturity)	125	126
5% 11/15/15 (Escrowed to Maturity)	875	880
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	151
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	488
Series 2006 G:
5% 11/15/15 (Escrowed to Maturity)	35	35
5% 11/15/15 (Escrowed to Maturity)	965	970
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	100
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	965	1,017
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	74
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	1,930	2,034
5.125%, tender 11/15/16	2,750	2,899
Series 2008 B, 6% 11/15/37	11,000	12,704
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,069
5% 7/1/18	2,125	2,272
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,814
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,209
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,516
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,166
5% 6/1/28 (FSA Insured)	1,000	1,158
5% 6/1/30 (FSA Insured)	1,650	1,885
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,260	5,999
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,272
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,021
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,391
5.5% 10/1/30	3,000	3,515
Series 2012 A:
5% 10/1/23 (c)	7,500	8,669
5% 10/1/24 (c)	9,050	10,430
5% 10/1/30 (c)	6,095	6,733
5% 10/1/31 (c)	2,500	2,732
Series 2014 A:
5% 10/1/28 (c)	4,000	4,529
5% 10/1/33 (c)	8,385	9,239
5% 10/1/36 (c)	12,000	13,050
5% 10/1/37	11,100	12,384
Series 2015 A:
5% 10/1/29 (c)	1,585	1,800
5% 10/1/31 (c)	1,330	1,491
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,374
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,277
Series 2014 B:
5% 7/1/26	2,500	2,932
5% 7/1/27	1,750	2,036
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,771
5% 8/1/18 (AMBAC Insured)	4,000	4,431
5% 8/1/20 (AMBAC Insured)	2,500	2,757
5% 8/1/21 (AMBAC Insured)	5,095	5,617
5% 8/1/22 (AMBAC Insured)	3,325	3,663
Series 2011 B, 5.625% 5/1/31	6,600	7,734
Series 2015 A:
5% 5/1/26	5,500	6,439
5% 5/1/28	17,710	20,383
Series 2015 B:
5% 5/1/26	8,500	9,951
5% 5/1/27	17,480	20,291
5% 5/1/28	14,465	16,648
Series 2016 A:
5% 5/1/30 (d)	3,900	4,411
5% 5/1/32 (d)	16,860	18,867
Series 2016 B, 5% 8/1/26 (d)	9,230	10,800
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,686
5% 7/1/42	1,900	2,098
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Pre-Refunded to 10/1/15 @ 100)	1,000	1,000
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,459
5.25% 12/1/37 (AMBAC Insured)	1,365	1,468
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,669
Series 2012 A, 5% 10/1/42	14,700	15,413
Series 2012 B, 5% 10/1/42	5,900	6,186
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,992
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	9,882
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,983
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,120
Series 2012 A:
5% 10/1/23	2,300	2,783
5% 10/1/25	1,100	1,352
Series 2013 A, 5% 10/1/25	4,800	5,898
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	769
5% 12/1/23	1,000	1,149
5% 12/1/24	750	864
5% 12/1/25	500	566
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,555
5% 8/1/20	6,010	6,955
5% 8/1/24	3,500	4,204
Series 2015 D:
5% 8/1/28	4,035	4,751
5% 8/1/29	13,665	15,937
5% 8/1/30	14,105	16,281
5% 8/1/31	14,165	16,247
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,268
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev.:
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	900	900
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	2,205	2,205
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	495	495
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,057
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,719
Series 2010:
5% 10/1/25	4,140	4,663
5.25% 10/1/34	3,500	3,867
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,450
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,048
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	990
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35	3,300	3,219
5% 12/1/40	1,900	2,003
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,246
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,715
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,112
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,020

TOTAL FLORIDA		741,698

Georgia - 3.5%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	9,785	11,728
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	10,800	13,052
5% 11/1/27	1,000	1,202
5% 11/1/30	2,500	2,934
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	8,100	8,245
2.2%, tender 4/2/19 (b)	3,000	3,072
2.2%, tender 4/2/19 (b)	300	307
2.2%, tender 4/2/19 (b)	6,500	6,656
2.2%, tender 4/2/19 (b)	4,100	4,199
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,219
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,530
6.125% 9/1/40	9,310	10,097
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,438
5.25% 10/1/41	5,600	6,325
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,748
5% 1/1/24	6,500	7,542
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	620
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,063
Series GG, 5% 1/1/22	4,000	4,734
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,992
5% 10/1/23	4,000	4,716
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,129
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,611
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,976
5% 4/1/30	1,200	1,329
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	5,075
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	17,534
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,967
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	16,309
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,695

TOTAL GEORGIA		194,044

Hawaii - 0.1%
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (c)	2,000	2,374
5.25% 8/1/25 (c)	2,500	2,943

TOTAL HAWAII		5,317

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,989
6.75% 11/1/37	4,300	4,904
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,554
Series 2015 ID, 5% 12/1/25	2,750	3,331

TOTAL IDAHO		15,778

Illinois - 17.5%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,579
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,630
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,086
Series 2008 C:
5.25% 12/1/23	2,050	1,948
5.25% 12/1/24	1,385	1,300
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	1,390	1,421
Series 2010 F, 5% 12/1/20	1,100	1,074
Series 2011 A:
5.25% 12/1/41	4,475	3,835
5.5% 12/1/39	7,900	7,022
Series 2012 A, 5% 12/1/42	3,130	2,604
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,597
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	3,736
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,022
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	437
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,064
Series 2008 C, 5% 1/1/34	1,500	1,434
Series 2009 A, 5% 1/1/22	1,720	1,724
Series 2011 A, 5% 1/1/40	11,260	10,468
Series 2012 A:
5% 1/1/33	15,200	14,605
5% 1/1/34	2,440	2,333
Series 2012 C, 5% 1/1/23	4,570	4,561
Series A, 5% 1/1/42 (AMBAC Insured)	40	37
5% 1/1/26	1,405	1,386
5% 1/1/27	3,305	3,255
5% 1/1/34	3,000	2,868
5% 1/1/35	15,000	14,321
5% 1/1/36	11,555	10,908
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (c)	10,330	11,438
5% 1/1/28 (c)	14,950	16,430
5% 1/1/33 (c)	5,375	5,757
5% 1/1/34 (c)	2,600	2,775
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	6,875
Series 2011 C, 6.5% 1/1/41	19,600	23,299
Series 2013 B, 5% 1/1/27	11,275	12,826
Series 2013 D, 5% 1/1/27	1,000	1,138
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,121
Series 2013 A:
5.5% 1/1/33	2,500	2,741
5.75% 1/1/38	5,600	6,166
Series 2014 B:
5% 1/1/26	1,500	1,655
5% 1/1/27	3,210	3,513
5% 1/1/28	2,500	2,718
Series 2014 C, 5% 1/1/26	1,865	2,058
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	13,784
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,588
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,713
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,339
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,624
Series 2012 A, 5% 11/15/22	2,000	2,264
Series 2012 C, 5% 12/15/37	1,000	1,050
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	20,345
Series 2010 G, 5% 11/15/25	3,400	3,594
Series 2012 C:
5% 11/15/24	9,400	10,164
5% 11/15/25 (FSA Insured)	15,070	16,432
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,535
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/25 (Pre-Refunded to 5/1/16 @ 100)	1,050	1,081
Series 2006:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,950	4,042
5.5% 5/1/23	2,565	2,632
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,023
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	25,171
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	3,860	3,953
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	5,024
Series 2010 A, 5.5% 4/1/44	3,000	3,336
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,270
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,483
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,108
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,406
6% 2/1/28 (AMBAC Insured)	2,855	3,142
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,318
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,109
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,757
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,623
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	29,228
5.375% 5/15/30	6,160	7,004
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,132
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,200	9,795
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,000	9,556
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,772
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,607
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,345
Series 2008 A:
5.625% 1/1/37	27,960	29,831
6% 2/1/24	300	331
6.25% 2/1/33 (AMBAC Insured)	300	330
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	7,605	9,057
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	523
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	19,463
Series 2010 A:
5.5% 8/15/24	2,900	3,236
5.75% 8/15/29	2,320	2,570
Series 2010, 5.25% 5/1/25	7,000	8,085
Series 2012 A, 5% 5/15/22	2,120	2,449
Series 2012:
4% 9/1/32	7,460	7,115
5% 9/1/38	23,950	25,501
5% 11/15/43	4,395	4,673
Series 2013:
5% 11/15/28	2,875	3,227
5% 11/15/29	1,400	1,564
5% 5/15/43	10,000	10,352
5% 11/15/23	500	594
5% 11/15/27	3,160	3,676
5% 8/15/35	4,625	4,979
5% 8/15/44	29,950	31,668
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,503
5.5% 1/1/31	3,000	3,346
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,797
5% 1/1/23 (FSA Insured)	6,600	7,003
Series 2012 A, 5% 1/1/33	4,700	4,790
Series 2012:
5% 8/1/19	2,500	2,698
5% 8/1/21	2,000	2,168
5% 3/1/23	4,000	4,303
5% 8/1/23	3,900	4,239
5% 3/1/35	2,000	2,031
5% 3/1/37	1,000	1,011
Series 2014:
5% 2/1/23	4,400	4,778
5.25% 2/1/30	9,000	9,508
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,252
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,520	2,680
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,653
5% 2/1/26	4,370	5,190
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	4,831
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	14,443
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2015 A, 5% 1/1/40	13,300	14,668
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,045
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,251
0% 12/1/17 (Escrowed to Maturity)	350	343
0% 12/1/21 (AMBAC Insured)	3,095	2,630
0% 12/1/21 (Escrowed to Maturity)	1,905	1,706
6.5% 1/1/20 (AMBAC Insured)	2,755	3,300
6.5% 1/1/20 (Escrowed to Maturity)	465	566
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,651
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,881
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,818
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,244
0% 1/1/19	2,955	2,724
0% 1/1/19 (Escrowed to Maturity)	45	43
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,173
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,689
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,031
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	16,214
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,600
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/20 @ 100)	2,000	2,126
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,867
0% 6/15/44 (FSA Insured)	53,800	12,195
0% 6/15/45 (FSA Insured)	27,900	5,988
0% 6/15/47 (FSA Insured)	16,540	3,181
Series 2012 B:
0% 12/15/51	16,200	2,118
5% 6/15/52	17,900	18,122
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,064
Series 1996 A, 0% 6/15/24	3,060	2,206
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,941
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,253
5% 11/15/18	1,000	1,084
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	598
5% 10/1/17 (Escrowed to Maturity)	745	810
5% 10/1/18	615	667
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	820	891
5% 10/1/20	550	596
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	804
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,877
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,130
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,255
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	7,805	9,070
Series 2010 A:
5% 4/1/25	5,125	5,780
5.25% 4/1/30	3,200	3,638
Series 2013:
6% 10/1/42	4,600	5,312
6.25% 10/1/38	4,530	5,171
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	4,885	4,832
0% 11/1/17 (FSA Insured)	3,200	3,115
0% 11/1/19 (Escrowed to Maturity)	675	640
0% 11/1/19 (FSA Insured)	4,325	3,993

TOTAL ILLINOIS		979,463

Indiana - 3.1%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,650
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,377
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	3,500	3,500
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,614
Series 2009 A, 5.25% 11/1/39	5,300	5,891
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,890
Series 2012:
5% 3/1/30	3,900	4,318
5% 3/1/41	7,070	7,594
Series 2015 A, 5.25% 2/1/32	6,020	7,020
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,979
Series 2015 A:
5% 10/1/30	4,820	5,575
5% 10/1/45	25,600	28,456
Series 2011 A, 5.25% 10/1/25	1,750	2,059
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,336
5% 1/1/23	1,800	2,085
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,444
0% 6/1/18 (AMBAC Insured)	1,700	1,641
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (c)	1,700	1,755
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,194
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	432
5% 1/15/30	24,540	27,709
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,316
5% 7/1/25	1,000	1,143
5% 7/1/26	1,325	1,512
5% 7/1/29	670	759
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,223

TOTAL INDIANA		176,472

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,419
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,125
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,830
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,569
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X, 4% 11/15/18 (Escrowed to Maturity)	1,300	1,422
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,163
5% 9/1/25	4,000	4,617

TOTAL KANSAS		26,726

Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,496
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	9,744
5% 8/15/17	3,650	3,922
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,466
Series 2010 A, 6% 6/1/30	1,795	2,032
Series 2015 A:
4.5% 6/1/46	2,960	2,928
5.25% 6/1/50	18,075	19,025
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,323
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,321
5.75% 10/1/38	7,410	8,558
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,486

TOTAL KENTUCKY		64,301

Louisiana - 1.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,435
5% 6/1/22 (FSA Insured)	4,000	4,690
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,533
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Pre-Refunded to 6/1/17 @ 100)	1,000	1,080
5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,000	1,080
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (c)	2,400	2,710
5% 1/1/30 (c)	2,000	2,243
5% 1/1/31 (c)	2,500	2,790
Series 2007 A, 5% 1/1/17 (FSA Insured) (c)	1,420	1,491
Series 2007 B2, 5% 1/1/16 (FSA Insured) (c)	1,000	1,011
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,722
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,476
Series 2012:
5% 12/1/22	8,645	10,220
5% 12/1/30	2,000	2,227
5% 12/1/31	1,000	1,107
5% 12/1/32	1,500	1,652
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,718
5% 5/15/23	1,300	1,493

TOTAL LOUISIANA		53,678

Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev.:
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	2,700	3,193
Series 2015:
5% 7/1/32	1,050	1,221
5% 7/1/36	2,600	2,979

TOTAL MAINE		7,393

Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,773
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,464
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	1,000	1,027
5% 6/1/19 (CIFG North America Insured)	1,500	1,542
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,154
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,392
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,787
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/28 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,572
Series 2010, 5.625% 7/1/30	2,865	3,064
Series 2015:
5% 7/1/40	1,000	1,072
5% 7/1/45	5,000	5,329

TOTAL MARYLAND		36,176

Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	440	451
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,602
Series 2011 I, 6.75% 1/1/36	3,000	3,463
Series 2013 B1, 4.75% 11/15/20 (e)	6,660	6,667
Series 2015 D, 5% 7/1/44	5,205	5,548
5.5% 7/1/44	6,300	6,779
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	2,165	2,174
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462

TOTAL MASSACHUSETTS		38,146

Michigan - 2.2%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,595
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,403
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,833
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,738
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,523
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,813
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,916
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,811
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	6,325	6,378
5% 6/1/20	2,050	2,285
5% 6/1/27	3,000	3,284
5% 6/1/39	6,350	6,887
Series 2012, 5% 11/15/42	11,825	12,755
Series 2015 MI, 5% 12/1/24	4,445	5,378
Series MI:
5.5% 12/1/26	4,500	5,573
5.5% 12/1/27	4,750	5,842
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	3,000	3,376
Series 2008 A1:
6.5% 12/1/33	825	946
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,727
Series 2012 A:
5% 6/1/23	2,395	2,810
5% 6/1/26	2,000	2,294
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,921
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,400	4,117
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,879
Wayne County Arpt. Auth. Rev. Series 2015 G, 5% 12/1/28 (c)(d)	5,500	6,148

TOTAL MICHIGAN		125,232

Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/29	2,830	3,158
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,672
5% 5/1/20	1,000	1,055
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,392
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,609
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	6,307
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	20,700	24,208

TOTAL MINNESOTA		44,401

Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,340
5% 9/1/27	490	553
5% 9/1/28	1,000	1,126
5% 9/1/29	1,000	1,125
5% 9/1/30	1,390	1,560
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,076
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,750	1,894

TOTAL MISSOURI		8,674

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.717% 12/1/17 (b)	7,900	7,789
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,322
6% 8/15/23 (Pre-Refunded to 8/15/17 @ 100)	920	1,012
6% 8/15/28	1,980	2,155
6% 8/15/28 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,672
6.125% 8/15/31	1,275	1,385
6.125% 8/15/31 (Pre-Refunded to 8/15/17 @ 100)	975	1,075
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	2,250	2,468
5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,000	1,097

TOTAL NEBRASKA		19,975

Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,909
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,327

TOTAL NEVADA		11,236

New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,304
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,471
Series 2007 A, 5% 10/1/37	6,100	6,458
Series 2012:
4% 7/1/32	2,370	2,322
5% 7/1/24	1,000	1,101
5% 7/1/25	1,185	1,299
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,814
5% 2/1/19	2,000	2,248
5% 2/1/24	1,775	2,062

TOTAL NEW HAMPSHIRE		35,079

New Jersey - 3.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,338
Series 2013 NN, 5% 3/1/27	69,700	72,501
Series 2013:
5% 3/1/23	12,200	12,927
5% 3/1/24	17,000	17,957
5% 3/1/25	1,900	2,000
Series 2015 XX, 5.25% 6/15/27	17,000	18,060
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,993
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,319
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,564
Series 2014 AA:
5% 6/15/23	20,645	22,014
5% 6/15/24	10,000	10,615

TOTAL NEW JERSEY		181,288

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,353
5% 12/1/18	2,000	2,246

TOTAL NEW MEXICO		7,599

New York - 7.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.25% 11/15/17 (St. Peters Hosp. NY Insured) (Escrowed to Maturity)	1,500	1,646
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,659
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,128
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2007 D1:
5.125% 12/1/22	2,470	2,692
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	2,530	2,770
Series 2008 A1, 5.25% 8/15/27	9,940	11,096
Series 2009 I1, 5.625% 4/1/29	3,600	4,148
Series 2012 A1, 5% 8/1/24	7,400	8,717
Series 2012 G1, 5% 4/1/25	13,700	16,117
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,388
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,897
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,685
Series 2009 EE, 5.25% 6/15/40	11,600	12,997
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,384
Series 2011 EE, 5.375% 6/15/43	42,080	49,234
Series 2012 EE, 5.25% 6/15/30	17,200	20,168
Series 2013 BB, 5% 6/15/47	8,985	9,974
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,498
5.5% 7/15/38	1,600	1,791
5.625% 7/15/38	2,825	3,172
Series 2009 S3:
5.25% 1/15/34	21,000	23,574
5.25% 1/15/39	3,400	3,796
5.375% 1/15/34	2,750	3,098
Series 2009 S4:
5.5% 1/15/39	8,800	9,985
5.75% 1/15/39	4,100	4,685
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,682
5% 5/15/22	4,300	5,136
Series 2012 A:
4% 5/15/21	3,500	3,951
5% 5/15/23	5,600	6,666
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,898
Series 2014 A:
5% 2/15/39	3,995	4,428
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,655	1,768
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,244
Series 2010 A, 5% 7/1/26	4,000	4,524
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,400
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,819
Series 2010 D, 5.25% 11/15/40	6,600	7,449
Series 2012 D, 5% 11/15/25	25,900	30,574
Series 2012 F, 5% 11/15/24	12,400	14,755
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	511
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,509
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,338
5% 6/1/21	4,600	4,741
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,666

TOTAL NEW YORK		427,228

North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,012
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,981
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	11,600	13,071
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	5,690	6,168
Series 2012 A, 5% 11/15/26	1,295	1,494
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,804
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	2,300	2,533

TOTAL NORTH CAROLINA		38,063

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,915
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,823
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/19	2,765	2,813

TOTAL NORTH DAKOTA		9,551

Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,727
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	13,926
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,522
5% 6/1/17	5,045	5,374
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	722
5.25% 9/15/18 (FSA Insured)	1,360	1,492
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,669
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,145
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,129
5% 8/15/30	1,505	1,688
6% 8/15/43	800	886
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,813
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,360
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,814
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (b)	18,800	19,216
Series 2009 C, 5.625% 6/1/18	2,000	2,133
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,611
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	4,404
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	8,500	8,739

TOTAL OHIO		98,370

Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2015:
5% 10/1/28	1,270	1,476
5% 10/1/29	700	808
5% 10/1/36	1,000	1,116
5% 10/1/39	1,850	2,048
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	2,845
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,005
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,175
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,659
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,481
Series 2012:
5% 2/15/21	2,200	2,559
5% 2/15/24	4,190	4,853
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,774

TOTAL OKLAHOMA		39,799

Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,459
5.25% 6/1/24 (FSA Insured)	2,605	3,256
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,657
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,112
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,570
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,458
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,095
5.5% 6/15/21 (FSA Insured)	1,060	1,285

TOTAL OREGON		24,892

Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000	3,033
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,409
Series 2009 A, 5.625% 8/15/39	6,225	7,005
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,033
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,786
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,638
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,397
Series 2012 A, 5% 6/1/27	4,105	4,674
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,468
5% 10/1/22	1,380	1,533
5% 10/1/24	1,165	1,305
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	310	328
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,782
5% 1/1/23	2,000	2,023
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	16,370	19,016
Series 2015, 5% 3/15/33	4,975	5,669
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,318
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,232
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,750	4,126
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,253
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,747
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,151
5% 6/1/23	2,500	2,860

TOTAL PENNSYLVANIA		105,786

South Carolina - 3.2%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,283
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,588
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,183
5% 11/1/19	1,000	1,083
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	265	285
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,232
5% 12/1/28	5,665	6,511
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,738
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,087
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,686
5.25% 1/1/39	2,800	3,097
Series 2005 B, 5% 1/1/19 (Pre-Refunded to 1/1/16 @ 100)	2,500	2,529
Series 2012 B, 5% 12/1/20	1,500	1,751
Series 2013 E, 5.5% 12/1/53	34,335	38,139
Series 2014 A:
5% 12/1/49	6,500	6,971
5.5% 12/1/54	13,185	14,629
Series 2014 C, 5% 12/1/46	3,900	4,249
Series 2015 A, 5% 12/1/50	13,210	14,270
Series 2015 C:
5% 12/1/20 (d)	18,545	21,641
5% 12/1/21 (d)	15,000	17,697
5% 12/1/22 (d)	8,440	10,101
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,655

TOTAL SOUTH CAROLINA		181,405

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,103
5% 9/1/28	3,000	3,397

TOTAL SOUTH DAKOTA		4,500

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,945
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,378
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	5,820	6,765
5.75% 7/1/24 (c)	2,400	2,790
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,249

TOTAL TENNESSEE		19,127

Texas - 8.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,242
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (c)	1,000	1,176
5% 11/15/27 (c)	1,250	1,458
5% 11/15/28 (c)	1,000	1,157
5% 11/15/39 (c)	9,700	10,707
5% 11/15/44 (c)	21,965	24,102
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	5,623
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,497
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	9,085
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,855
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,820
5% 8/1/20 (AMBAC Insured)	1,780	1,911
Coppell Independent School District 0% 8/15/20	2,000	1,865
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,279
5% 7/15/22	2,500	2,964
5% 7/15/24	2,255	2,638
5.25% 7/15/18 (FSA Insured)	3,305	3,569
5.25% 7/15/19 (FSA Insured)	4,000	4,319
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,253
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,311
Series 2010 A, 5% 11/1/42	14,800	16,285
Series 2012 D, 5% 11/1/42 (c)	2,370	2,503
Series 2012 H, 5% 11/1/42 (c)	2,740	2,894
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	2,040
DeSoto Independent School District 0% 8/15/20	3,335	3,095
Freer Independent School District:
Series 2007:
5.25% 8/15/37	1,335	1,425
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	972
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	1,985	2,156
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	345	351
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,405
5.25% 10/1/51	53,600	59,890
5.5% 4/1/53	5,440	5,927
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,182
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,513
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,281
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,383
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (c)	3,000	3,435
5% 7/1/25 (c)	1,500	1,703
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,975
Kermit Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,130	4,400
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/27 (c)	2,000	2,361
5% 11/1/29 (c)	2,000	2,319
5% 11/1/32 (c)	3,690	4,203
Lower Colorado River Auth. Rev.:
Series 2015 D:
5% 5/15/28	2,200	2,559
5% 5/15/30	5,000	5,726
5.25% 5/15/18 (AMBAC Insured)	40	40
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,436
New Caney Independent School District Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 8/15/17 @ 100)	2,680	2,916
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,666
Series 2009 A, 6.25% 1/1/39	10,200	11,719
Series 2011 A:
5.5% 9/1/41	14,250	16,686
6% 9/1/41	6,200	7,517
Series 2011 D, 5% 9/1/28	13,000	15,201
Series 2014 A, 5% 1/1/25	5,000	5,921
Series 2015 B, 5% 1/1/40	8,000	8,708
6% 1/1/23	590	651
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	4,210	4,697
6% 1/1/24	230	254
San Antonio Arpt. Sys. Rev.:
5% 7/1/17 (FSA Insured) (c)	2,765	2,965
5% 7/1/17 (FSA Insured) (c)	2,385	2,555
5.25% 7/1/19 (FSA Insured) (c)	2,635	2,812
5.25% 7/1/20 (FSA Insured) (c)	3,215	3,435
5.25% 7/1/20 (FSA Insured) (c)	2,775	2,960
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,833
Series 2012, 5.25% 2/1/25	4,200	5,270
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,856
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,104
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,018
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,682
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,931
5% 8/15/43	4,000	4,369
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,975	3,409
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,497
Texas Gen. Oblig.:
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	424
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	3,915	4,306
5.75% 8/1/26	660	663
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16 (Escrowed to Maturity)	15	15
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,700	18,575
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,162
Series 2013, 6.75% 6/30/43 (c)	12,600	15,242
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	4,350	4,632
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	2,295	2,428
4.75% 8/15/27	3,305	3,476
Waller Independent School District 5.5% 2/15/37	4,920	5,354
Weatherford Independent School District 0% 2/15/33	6,985	3,805
Wylie Independent School District 0% 8/15/20	20	15

TOTAL TEXAS		501,184

Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	2,415	2,425
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,750
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	3,137
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,555
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	9,070	10,149

TOTAL UTAH		22,016

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,332
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	6,000	6,931
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,154
5% 1/1/40	1,750	1,996
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	6,000	6,271
5% 1/1/40 (c)	4,200	4,338
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,855
5% 1/1/34	1,500	1,689
5% 1/1/35	1,500	1,680

TOTAL VIRGINIA		32,246

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,123
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,895
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,855
5.25% 12/1/36 (FSA Insured)	9,180	10,017
King County Swr. Rev. Series 2009, 5.25% 1/1/42	2,600	2,905
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,030
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,340	1,554
5% 6/1/22 (c)	1,000	1,172
5% 6/1/24 (c)	1,000	1,174
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,510
5% 12/1/27	2,625	3,003
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,161
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	2,975	3,264
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,961
0% 7/1/19 (Escrowed to Maturity)	9,100	8,715
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,660
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	10,000	11,360
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,419
5.25% 8/15/20	2,000	2,279
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,966
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,647
Series 2012 A:
5% 10/1/25	5,130	5,991
5% 10/1/26	13,395	15,530
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,860
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,639
Series 2015:
5% 1/1/25	2,000	2,342
5% 1/1/27	1,610	1,852

TOTAL WASHINGTON		144,884

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	8,700	8,697
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	778
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,885
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,199

TOTAL WEST VIRGINIA		19,559

Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,245	1,393
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	2,911
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,677
5.75% 7/1/30	2,655	3,063
Series 2013 B:
5% 7/1/27	1,205	1,370
5% 7/1/36	5,000	5,423
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,224
Series 2008 B, 5.375% 8/15/37	8,045	8,956
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,295
Series 2012:
4% 10/1/23	2,500	2,748
5% 6/1/27	1,925	2,198
5% 6/1/39	2,775	2,981

TOTAL WISCONSIN		39,239

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,910
TOTAL MUNICIPAL BONDS
(Cost $5,253,763)		5,608,657

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $9,022)	8,600	9,184
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund, 0.02% (g)(h)
(Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $5,262,885)		5,617,941
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,699)
NET ASSETS - 100%		$5,604,242

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,667,000 or 0.1% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,174,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$2,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$0
Total	$0

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,617,841	$--	$5,617,841	$--
Money Market Funds	100	100	--	--
Total Investments in Securities:	$5,617,941	$100	$5,617,841	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $5,262,700,000. Net unrealized appreciation aggregated $355,241,000, of which $381,641,000 related to appreciated investment securities and $26,400,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2015

1.807742.111
OFR-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,600,000	1,637,792
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$1,035,073
6.25% 10/1/34 (a)	900,000	1,067,706
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,180,090

TOTAL GUAM		4,920,661

Ohio - 97.4%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,156,720
Series 2012, 5% 11/15/23	3,245,000	3,785,909
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,780,900
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	8,042,031
Series 2012:
5% 2/15/25	4,000,000	4,615,120
5.25% 2/15/28	8,040,000	9,296,813
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,597,766
5% 2/15/42	3,000,000	3,298,530
5% 2/15/38	240,000	254,916
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,147,016
5% 12/1/37	1,095,000	1,206,252
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,786,185
5% 12/1/29	1,500,000	1,772,805
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,877,644
5% 6/1/17	3,240,000	3,451,118
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	328,478
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,969,956
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,450,103
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,463,175
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,107,974
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,648,960
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	543,655
5% 12/1/20	1,240,000	1,407,536
Series 2012 F:
5% 12/1/20	3,045,000	3,555,312
5% 12/1/21	2,765,000	3,278,295
Series 2015, 5.25% 12/1/29	4,285,000	5,187,850
Cincinnati Wtr. Sys. Rev.:
Series 2015 A, 5% 12/1/45	1,665,000	1,912,136
Series A, 5% 12/1/36	1,700,000	1,923,414
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,669,680
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,668,958
Series 2012, 5% 12/1/25	2,350,000	2,754,506
Series 2015:
5% 12/1/26	1,500,000	1,801,650
5% 12/1/27	2,000,000	2,384,580
5% 12/1/29	1,250,000	1,466,225
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,288,012
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,361,657
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,454,323
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,286,505
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,138,240
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,476,445
5% 12/1/26	4,060,000	4,729,819
Series 2015 A:
5% 12/1/24	3,725,000	4,404,217
5% 12/1/27	1,750,000	2,038,470
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,295,542
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,242,310
5% 6/1/25	2,500,000	2,910,250
5% 6/1/26	3,075,000	3,564,202
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,102,219
Series 2015 Y:
4% 1/1/28	650,000	697,606
4% 1/1/29	1,040,000	1,103,669
4% 1/1/30	1,000,000	1,050,100
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,596,850
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,143,950
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,986,400
Series 2014 A, 4% 2/15/28	5,000,000	5,514,950
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,176,800
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,311,000
5% 8/1/27	1,200,000	1,374,024
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,697,267
5% 12/1/25	765,000	901,086
Dayton Gen. Oblig.:
4% 12/1/22	750,000	832,440
4% 12/1/25	1,540,000	1,684,591
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,870,229
Dublin Gen. Oblig.:
4% 12/1/27	500,000	558,800
4% 12/1/28	395,000	438,110
5% 12/1/26	500,000	620,605
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,287,900
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,355,683
4% 12/1/23	1,395,000	1,533,203
4% 12/1/24	1,490,000	1,621,299
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,599,600
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,503,138
5% 12/1/26	3,045,000	3,625,956
5% 12/1/32	5,920,000	6,805,277
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,564,000
Series A:
5% 11/1/15	260,000	261,043
5% 11/1/16	265,000	277,998
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,094,891
5% 12/1/27	1,165,000	1,407,320
5% 12/1/30	1,130,000	1,331,965
5% 12/1/31	600,000	703,212
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,187,570
5% 12/1/24	1,800,000	2,138,778
5% 12/1/25	1,170,000	1,390,955
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,502,280
5% 12/1/26	1,500,000	1,798,335
5% 12/1/28	1,550,000	1,833,278
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,142,150
5% 12/1/27	3,825,000	4,342,064
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,510,870
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,439,440
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,954,350
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,584,429
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,760,250
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,270
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,681,440
6.25% 12/1/34	4,100,000	4,894,088
Hilliard Gen. Oblig. 5% 12/1/18	235,000	236,734
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,644,600
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,607,908
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,580,500
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,111,690
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,233,413
Series 2012 A:
5% 5/1/24	1,385,000	1,610,949
5% 5/1/25	1,500,000	1,738,755
5% 5/1/26	1,600,000	1,845,200
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,308,434
5% 8/15/17	1,000,000	1,075,300
Series 2015, 5% 8/15/45	7,000,000	7,565,460
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,575,106
5% 12/1/27	3,215,000	3,828,390
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,206,720
5% 10/1/49	3,000,000	3,243,990
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,176,829
Series 2011 A, 6.5% 11/15/37	2,800,000	3,434,536
Series 2011 D:
5% 11/15/22	1,000,000	1,174,260
5% 11/15/25	5,000,000	5,852,450
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,402,770
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,350,757
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,640,592
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,581,468
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,252,840
Series 2012 A, 5% 8/1/47	10,725,000	11,144,233
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	498,760
5% 12/1/28	1,400,000	1,652,462
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,822,300
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,036,860
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	791,270
5% 12/1/27	220,000	259,987
5% 12/1/28	365,000	428,696
5% 12/1/29	500,000	584,055
5% 12/1/30	750,000	870,720
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	5,155,000	5,826,593
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,395,600
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(b)	2,000,000	2,052,140
Series 2009 C, 5.625% 6/1/18	2,600,000	2,773,524
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,048,888
Series 2010 A, 5% 10/1/24	6,030,000	7,018,739
Ohio Gen. Oblig.:
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,447,582
Series 2011, 5.25% 9/1/23	2,000,000	2,363,800
Series 2012 A:
5% 2/1/26	1,000,000	1,179,130
5% 2/1/27	5,000,000	5,868,450
Series 2012 B, 5% 3/15/25	7,500,000	8,884,350
Series Q, 5% 4/1/25	1,845,000	2,187,986
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,621,551
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,756,693
5.5% 1/1/43	3,500,000	3,759,595
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,732,612
5% 11/1/29	1,250,000	1,466,875
5% 11/1/30	2,285,000	2,660,677
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,021,750
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,574,850
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,017,493
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,839,150
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,581,250
Series 2013:
5% 12/1/23	540,000	634,117
5% 12/1/24	585,000	684,438
5% 12/1/25	1,000,000	1,164,980
5% 12/1/26	1,195,000	1,384,503
5% 12/1/27	2,300,000	2,658,225
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,170,760
5% 5/1/28	1,000,000	1,151,830
5% 5/1/29	855,000	977,222
5% 5/1/31	1,005,000	1,134,545
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,794,780
Series 2011 A, 5% 1/1/32	3,500,000	3,906,980
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,712,450
Ohio Infrastructure Impt.:
Series 2014 C, 4% 3/1/25	7,650,000	8,552,853
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	370,000	411,377
5.375% 9/1/28	4,560,000	5,013,446
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,246,540
Series 2010 D, 5% 12/1/31	1,365,000	1,718,467
Series 2012 A:
4% 6/1/27	1,270,000	1,424,661
5% 6/1/24	1,690,000	2,069,997
Series 2013 A:
5% 6/1/28	2,000,000	2,331,200
5% 6/1/38	3,500,000	3,907,015
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,935,700
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,500,550
Series 2010 A, 5% 2/15/31	5,475,000	6,082,506
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,183,690
5% 12/1/24	5,075,000	6,003,522
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,288,603
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,048,703
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,267,597
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,428,296
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	265,000	271,803
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,287,900
5% 6/1/30	1,000,000	1,139,610
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,480,640
0% 12/1/41	4,000,000	1,412,360
5% 12/1/39	2,750,000	3,121,360
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,216,088
4% 12/1/30	4,625,000	4,910,316
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,900,872
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,224,320
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,247,151
St. Marys City School District 5% 12/1/35	495,000	534,407
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,937,258
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,119,630
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,859,502
Univ. of Akron Gen. Receipts Series 2015 A, 5% 1/1/31	4,000,000	4,547,760
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,105,670
5% 6/1/23 (FSA Insured)	2,000,000	2,210,220
5% 6/1/24 (FSA Insured)	2,000,000	2,209,660
Series 2010 F, 5% 6/1/32	2,000,000	2,241,420
Series 2012 A:
5% 6/1/22	2,000,000	2,378,960
5% 6/1/23	2,000,000	2,370,740
Series 2012 C:
4% 6/1/28	2,000,000	2,139,840
5% 6/1/24	1,230,000	1,459,518
Series 2013 A:
5% 6/1/33	4,085,000	4,642,970
5% 6/1/34	5,130,000	5,808,186
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,772,195
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,073,918

TOTAL OHIO		594,440,987

Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,108,020
Series 2009 A, 6.75% 10/1/37	1,000,000	1,126,960
Series 2009 B, 5% 10/1/25	1,000,000	1,100,740

TOTAL VIRGIN ISLANDS		3,335,720

TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $571,816,645)		602,697,368
NET OTHER ASSETS (LIABILITIES) - 1.2%		7,409,400
NET ASSETS - 100%		$610,106,768

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $571,799,996. Net unrealized appreciation aggregated $30,897,372, of which $31,484,398 related to appreciated investment securities and $587,026 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015